Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	S-3
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Trading Symbol	MPW
Entity Registrant Name	MEDICAL PROPERTIES TRUST INC
Entity Central Index Key	0001287865
Entity Filer Category	Large Accelerated Filer
MPT Operating Partnership, L.P.
Document Information [Line Items]
Document Type	S-3
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Entity Registrant Name	MPT Operating Partnership, L.P
Entity Central Index Key	0001524607
Entity Filer Category	Non-accelerated Filer

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Real estate assets
Land, buildings and improvements, and intangible lease assets	$ 1,293,913	$ 1,280,715
Mortgage loans	368,650	368,650
Net investment in direct financing leases	315,639	314,412
Gross investment in real estate assets	1,978,202	1,963,777
Accumulated depreciation and amortization	(135,380)	(126,734)
Net investment in real estate assets	1,842,822	1,837,043
Cash and cash equivalents	75,675	37,311
Interest and rent receivable	49,838	45,289
Straight-line rent receivable	38,561	35,860
Other loans	157,953	159,243
Other assets	62,347	64,140
Total Assets	2,227,196	2,178,886
Liabilities
Debt, net	900,133	1,025,160
Accounts payable and accrued expenses	65,621	65,961
Deferred revenue	19,384	20,609
Lease deposits and other obligations to tenants	20,487	17,342
Total liabilities	1,005,625	1,129,072
Equity/Capital
Preferred stock, $0.001 par value. Authorized 10,000 shares; no shares outstanding
Common stock, $0.001 par value. Authorized 250,000 shares; issued and outstanding - 149,141 shares at March 31, 2013, and 136,335 shares at December 31, 2012	149	136
Additional paid in capital	1,470,737	1,295,916
Distributions in excess of net income	(237,398)	(233,494)
Accumulated other comprehensive loss	(11,655)	(12,482)
Treasury shares, at cost	(262)	(262)
Total Equity	1,221,571	1,049,814
Total Liabilities and Capital	2,227,196	2,178,886
MPT Operating Partnership, L.P.
Real estate assets
Land, buildings and improvements, and intangible lease assets	1,293,913	1,280,715
Mortgage loans	368,650	368,650
Net investment in direct financing leases	315,639	314,412
Gross investment in real estate assets	1,978,202	1,963,777
Accumulated depreciation and amortization	(135,380)	(126,734)
Net investment in real estate assets	1,842,822	1,837,043
Cash and cash equivalents	75,675	37,311
Interest and rent receivable	49,838	45,289
Straight-line rent receivable	38,561	35,860
Other loans	157,953	159,243
Other assets	62,347	64,140
Total Assets	2,227,196	2,178,886
Liabilities
Debt, net	900,134	1,025,160
Accounts payable and accrued expenses	35,350	38,177
Deferred revenue	19,384	20,609
Lease deposits and other obligations to tenants	20,487	17,342
Payable due to Medical Properties Trust, Inc.	29,881	27,394
Total liabilities	1,005,236	1,128,682
Equity/Capital
General Partner - issued and outstanding - 1,486 units at March 31, 2013 and 1,357 units at December 31, 2012	12,340	10,630
Accumulated other comprehensive loss	(11,655)	(12,482)
Total capital	1,221,960	1,050,204
Total Liabilities and Capital	2,227,196	2,178,886
MPT Operating Partnership, L.P. | Common Units
Equity/Capital
Limited Partners Capital	$ 1,221,275	$ 1,052,056

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	149,141,000	136,335,000
Common stock, shares outstanding	149,141,000	136,335,000
MPT Operating Partnership, L.P.
General partner, units issued	1,486,000	1,357,000
General partner, units outstanding	1,486,000	1,357,000
MPT Operating Partnership, L.P. | Common Units
Limited Partners, units issued	147,655,000	134,978,000
Limited Partners, units outstanding	147,655,000	134,978,000
MPT Operating Partnership, L.P. | Ltip Units
Limited Partners, units issued	221,000	221,000
Limited Partners, units outstanding	221,000	221,000

Condensed Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenues
Rent billed	$ 32,306	$ 30,152
Straight-line rent	2,661	1,359
Income from direct financing leases	8,756	1,835
Interest and fee income	14,717	7,921
Total revenues	58,440	41,267
Expenses
Real estate depreciation and amortization	8,647	8,293
Property-related	415	227
General and administrative	7,818	7,592
Acquisition expenses	191	3,425
Total operating expenses	17,071	19,537
Operating income	41,369	21,730
Other income (expense)
Other income (expense)	(225)	(15)
Earnings from equity and other interests	492
Interest expense	(15,424)	(12,796)
Net other expense	(15,157)	(12,811)
Income from continuing operations	26,212	8,919
Income (loss) from discontinued operations	(2)	1,687
Net income	26,210	10,606
Net income attributable to non-controlling interests	(54)	(42)
Net income attributable to MPT common stockholders/MPT Operating Partnership partners	26,156	10,564
Earnings per common share - basic
Income from continuing operations attributable to MPT common stockholders/MPT Operating Partnership partners	$ 0.19	$ 0.07
Income from discontinued operations attributable to MPT common stockholders/MPT Operating Partnership partners		$ 0.01
Net income attributable to MPT common stockholders/MPT Operating Partnership partners	$ 0.19	$ 0.08
Weighted average shares outstanding - basic	140,347	124,906
Earnings per common share - diluted
Income from continuing operations attributable to MPT common stockholders/MPT Operating Partnership partners	$ 0.18	$ 0.07
Income from discontinued operations attributable to MPT common stockholders/MPT Operating Partnership partners		$ 0.01
Net income attributable to MPT common stockholders/MPT Operating Partnership partners	$ 0.18	$ 0.08
Weighted average shares outstanding - diluted	141,526	124,906
Dividends declared per share/unit	$ 0.2	$ 0.2
MPT Operating Partnership, L.P.
Revenues
Rent billed	32,306	30,152
Straight-line rent	2,661	1,359
Income from direct financing leases	8,756	1,835
Interest and fee income	14,717	7,921
Total revenues	58,440	41,267
Expenses
Real estate depreciation and amortization	8,647	8,293
Property-related	415	227
General and administrative	7,818	7,592
Acquisition expenses	191	3,425
Total operating expenses	17,071	19,537
Operating income	41,369	21,730
Other income (expense)
Other income (expense)	(225)	(15)
Earnings from equity and other interests	492
Interest expense	(15,424)	(12,796)
Net other expense	(15,157)	(12,811)
Income from continuing operations	26,212	8,919
Income (loss) from discontinued operations	(2)	1,687
Net income	26,210	10,606
Net income attributable to non-controlling interests	(54)	(42)
Net income attributable to MPT common stockholders/MPT Operating Partnership partners	$ 26,156	$ 10,564
Earnings per common share - basic
Income from continuing operations attributable to MPT common stockholders/MPT Operating Partnership partners	$ 0.19	$ 0.07
Income from discontinued operations attributable to MPT common stockholders/MPT Operating Partnership partners		$ 0.01
Net income attributable to MPT common stockholders/MPT Operating Partnership partners	$ 0.19	$ 0.08
Weighted average shares outstanding - basic	140,347	124,906
Earnings per common share - diluted
Income from continuing operations attributable to MPT common stockholders/MPT Operating Partnership partners	$ 0.18	$ 0.07
Income from discontinued operations attributable to MPT common stockholders/MPT Operating Partnership partners		$ 0.01
Net income attributable to MPT common stockholders/MPT Operating Partnership partners	$ 0.18	$ 0.08
Weighted average shares outstanding - diluted	141,526	124,906
Dividends declared per share/unit	$ 0.2	$ 0.2

Condensed Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net income	$ 26,210	$ 10,606
Other comprehensive income:
Unrealized gain on interest rate swap	827	499
Total comprehensive income	27,037	11,105
Comprehensive income attributable to non-controlling interests	(54)	(42)
Comprehensive income attributable to MPT common stockholders	26,983	11,063
MPT Operating Partnership, L.P.
Net income	26,210	10,606
Other comprehensive income:
Unrealized gain on interest rate swap	827	499
Total comprehensive income	27,037	11,105
Comprehensive income attributable to non-controlling interests	(54)	(42)
Comprehensive income attributable to MPT common stockholders	$ 26,983	$ 11,063

Condensed Consolidated Statements of Cash Flow (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Operating Activities
Net income	$ 26,210	$ 10,606
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	8,929	8,909
Direct financing lease accretion	(1,232)	(285)
Straight-line rent revenue	(2,661)	(1,449)
Share-based compensation	1,919	1,858
Amortization and write-off of deferred financing costs and debt discount	897	856
Other adjustments	(673)	(238)
Changes in:
Accounts payable and accrued liabilities	(1,788)	6,882
Interest and rent receivable	(4,550)	(3,787)
Net cash provided by operating activities	27,051	23,352
Investing Activities
Cash paid for acquisitions and other related investments		(396,500)
Principal received on loans receivable	2,090	1,184
Investment in loans receivable	(800)
Construction in progress and other	(13,526)	(6,093)
Net cash provided by (used in) investing activities	(12,236)	(401,409)
Financing activities
Revolving credit facilities, net	(125,000)	(89,600)
Proceeds from term debt, net of discount		300,000
Payments of term debt	(64)	(58)
Distributions paid	(27,786)	(22,412)
Proceeds from sale of common shares/units, net of offering costs	172,914	220,193
Lease deposits and other obligations to tenants	3,549	(110)
Debt issuance costs paid and other financing activities	(64)	(6,182)
Net cash provided by financing activities	23,549	401,831
Increase (decrease) in cash and cash equivalents for period	38,364	23,774
Cash and cash equivalents at beginning of period	37,311	102,726
Cash and cash equivalents at end of period	75,675	126,500
Interest paid	10,162	3,202
Supplemental schedule of non-cash financing activities:
Distributions declared, unpaid	30,060	27,182
MPT Operating Partnership, L.P.
Operating Activities
Net income	26,210	10,606
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	8,929	8,909
Direct financing lease accretion	(1,232)	(285)
Straight-line rent revenue	(2,661)	(1,449)
Share-based compensation	1,919	1,858
Amortization and write-off of deferred financing costs and debt discount	897	856
Other adjustments	(673)	(238)
Changes in:
Accounts payable and accrued liabilities	(1,788)	6,882
Interest and rent receivable	(4,550)	(3,787)
Net cash provided by operating activities	27,051	23,352
Investing Activities
Cash paid for acquisitions and other related investments		(396,500)
Principal received on loans receivable	2,090	1,184
Investment in loans receivable	(800)
Construction in progress and other	(13,526)	(6,093)
Net cash provided by (used in) investing activities	(12,236)	(401,409)
Financing activities
Revolving credit facilities, net	(125,000)	(89,600)
Proceeds from term debt, net of discount		300,000
Payments of term debt	(64)	(58)
Distributions paid	(27,786)	(22,412)
Proceeds from sale of common shares/units, net of offering costs	172,914	220,193
Lease deposits and other obligations to tenants	3,549	(110)
Debt issuance costs paid and other financing activities	(64)	(6,182)
Net cash provided by financing activities	23,549	401,831
Increase (decrease) in cash and cash equivalents for period	38,364	23,774
Cash and cash equivalents at beginning of period	37,311	102,726
Cash and cash equivalents at end of period	75,675	126,500
Interest paid	10,162	3,202
Supplemental schedule of non-cash financing activities:
Distributions declared, unpaid	$ 30,060	$ 27,182

Organization	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Organization

1. Organization

Medical Properties Trust, Inc., a Maryland corporation, was formed on August 27, 2003, under the General Corporation Law of Maryland for the purpose of engaging in the business of investing in, owning, and leasing commercial real estate. Our operating partnership subsidiary, MPT Operating Partnership, L.P., (the “Operating Partnership”) through which we conduct all of our operations, was formed in September 2003. Through another wholly-owned subsidiary, Medical Properties Trust, LLC, we are the sole general partner of the Operating Partnership. At present, we directly own substantially all of the limited partnership interests in the Operating Partnership and have elected to report our required disclosures and that of the Operating Partnership on a combined basis except where material differences exist.

We have operated as a real estate investment trust (“REIT”) since April 6, 2004, and accordingly, elected REIT status upon the filing in September 2005 of the calendar year 2004 federal income tax return. Accordingly, we will not be subject to U.S. federal income tax, provided that we continue to qualify as a REIT and our distributions to our stockholders equal or exceed our taxable income. Certain activities we undertake must be conducted by entities which we elected to be treated as taxable REIT subsidiaries (“TRSs”). Our TRSs are subject to both federal and state income taxes.

Our primary business strategy is to acquire and develop real estate and improvements, primarily for long-term lease to providers of healthcare services such as operators of general acute care hospitals, inpatient physical rehabilitation hospitals, long-term acute care hospitals, surgery centers, centers for treatment of specific conditions such as cardiac, pulmonary, cancer, and neurological hospitals, and other healthcare-oriented facilities. We also make mortgage and other loans to operators of similar facilities. In addition, we may obtain profits or equity interests in our tenants, from time to time, in order to enhance our overall return. We manage our business as a single business segment.

Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Unaudited Interim Condensed Consolidated Financial Statements: The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information, including rules and regulations of the Securities and Exchange Commission. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three month period ended March 31, 2013, are not necessarily indicative of the results that may be expected for the year ending December 31, 2013. The condensed consolidated balance sheet at December 31, 2012 has been derived from the audited financial statements at that date but does not include all of the information and footnotes required by accounting principles generally accepted in the United States for complete financial statements.

For information about significant accounting policies, refer to the consolidated financial statements and footnotes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2012. During the three months ended March 31, 2013, there were no material changes to these policies.

Reclassifications: Certain reclassifications have been made to the condensed consolidated financial statements to conform to the 2013 consolidated financial statement presentation. These reclassifications had no impact on stockholders’ equity or net income.

Variable Interest Entities

At March 31, 2013, we had loans to and/or equity investments in several variable interest entities (“VIEs”) for which we are not the primary beneficiary. The carrying value and classification of the related assets and maximum exposure to loss as a result of our involvement with these VIEs are presented below at March 31, 2013 (in thousands):

VIE Type	Maximum Loss Exposure(1)	Asset Type Classification	Carrying Amount(2)
Loans, net	$275,390	Mortgage and other loans	$226,891
Equity investments	$18,928	Other assets	$5,374

(1)	Our maximum loss exposure related to loans with VIEs represents our current aggregate gross carrying value of the loan plus accrued interest and any other related assets (such as rents receivable), less any liabilities. Our maximum loss exposure related to our equity investment in VIEs represents the current carrying values of such investment plus any other related assets (such as rent receivables) less any liabilities.
(2)	Carrying amount reflects the net book value of our loan or equity interest only in the VIE.

For the VIE types above, we do not consolidate the VIE because we do not have the ability to control the activities (such as the day-to-day healthcare operations of our borrower or investee) that most significantly impact the VIE’s economic performance. As of March 31, 2013, we were not required to provide financial support through a liquidity arrangement or otherwise to our unconsolidated VIEs, including circumstances in which it could be exposed to further losses (e.g., cash short falls).

Typically, our loans are collateralized by assets of the borrower (some assets of which are on the premises of facilities owned by us) and further supported by limited guarantees made by certain principals of the borrower.

See Note 3 for additional description of the nature, purpose and activities of our more significant VIEs and interests therein.

Real Estate and Lending Activities	3 Months Ended
Mar. 31, 2013
Text Block [Abstract]
Real Estate and Lending Activities

3. Real Estate and Lending Activities

Acquisitions

On February 29, 2012, we made loans to and acquired assets from Ernest Health Inc. (“Ernest”) for a combined purchase price and investment of $396.5 million (“Ernest Transaction”), consisting of the following (in thousands):

2012
Net investments in direct financing leases	$200,000
Mortgage loans	100,000
Other loans	93,200
Equity investments	3,300

Total	$396,500

Real Estate Acquisition and Mortgage Loan Financing

Pursuant to a definitive real property asset purchase agreement, we acquired from Ernest and certain of its subsidiaries (i) a portfolio of five rehabilitation facilities (including a ground lease interest relating to a community-based acute rehabilitation facility in Wyoming), (ii) seven long-term acute care facilities located in seven states and (iii) undeveloped land in Provo, Utah (collectively, the “Acquired Facilities”) for an aggregate purchase price of $200 million, subject to certain adjustments. The Acquired Facilities are leased to subsidiaries of Ernest pursuant to a master lease agreement. The master lease agreement has a 20-year term with three five-year extension options and provided for an initial rental rate of 9%, with consumer price-indexed increases, limited to a 2% floor and 5% ceiling annually thereafter. In addition, we made Ernest a $100 million loan secured by a first mortgage interest in four subsidiaries of Ernest, which has terms similar to the leasing terms described above.

Acquisition Loan and Equity Contribution

Through an affiliate of one of our TRSs, we made investments of approximately $96.5 million in Ernest Health Holdings, LLC, which is the owner of Ernest. These investments are structured as a $93.2 million acquisition loan and a $3.3 million equity contribution.

The interest rate on the acquisition loan is 15%. Ernest is required to pay us a minimum of 6% and 7% of the loan amount in years one and two, respectively, and 10% thereafter, although there are provisions in the loan agreement that are expected to result in full payment of the 15% preference when funds are sufficient. Any of the 15% in excess of the minimum that is not paid may be accrued and paid upon the occurrence of a capital or liquidity event and is payable at maturity. The loan may be prepaid without penalty at any time.

Financing of Ernest Transaction

To finance the Ernest Transaction, we completed equity and senior unsecured notes offerings in February 2012. See Notes 4 and 5 for more information on these financing activities.

Development Activities

On March 4, 2013, we entered into an agreement to finance the development of and lease an inpatient rehabilitation facility in Post Falls, Idaho for $14.4 million, which will be leased to Ernest under the 2012 master lease. The facility is expected to be completed in the fourth quarter of 2013. We have funded $1.4 million through the end of the 2013 first quarter.

In regards to our Twelve Oaks facility, approximately 55% of this facility became occupied as of January 23, 2013 pursuant to a 15 year lease.

On June 13, 2012, we entered into an agreement with Ernest to fund the development of and lease a 40-bed rehabilitation hospital in Lafayette, Indiana. The facility opened in the first quarter of 2013, and land and building for this facility approximates $15 million.

Initial lease term for this property is 20 years.

On October 14, 2011, we entered into agreements with a joint venture of Emerus Holding, Inc. and Vanguard Health System, a subsidiary of Baptist Health System, to acquire, provide for development funding and lease three emergency care focused acute care hospitals for $30.0 million in the suburban markets of San Antonio, Texas. The three facilities are subject to a master lease structure with an initial term of 15 years and three five-year extension options. Rent escalates annually based on consumer priced indexed increases and to be not less than one percent or greater than three percent. One of these properties was completed in the fourth quarter of 2012 with the remaining two being completed in the first quarter of 2013. Land and building costs associated with these three properties approximate $29 million.

See table below for a status update on our current development projects (in thousands):

Property	Location	Property Type	Operator	Original Commitment	Costs Incurred as of March 31, 2013	Estimated Completion Date
Victoria	Victoria, TX	Long-term Acute Care Hospital	Post Acute Medical	$9,400	$4,353	2nd Qtr 2013
Spartanburg	Spartanburg, SC	Rehabilitation Hospital	Ernest Health, Inc.	17,805	7,309	4th Qtr 2013
Post Falls	Post Falls, ID	Rehabilitation Hospital	Ernest Health, Inc.	14,387	1,357	4th Qtr 2013
Oakleaf	Altoona, WI	General Acute Care Hospital	National Surgical Hospitals	33,500	700	1st Qtr 2014
First Choice Emergency Rooms (A)	Various	General Acute Care Hospital	First Choice	100,000	—	Various

				$175,092	$13,719

(A)	Subject to completion of definitive agreements, there is no assurance that this development project will be completed.

Leasing Operations

All of our leases are accounted for as operating leases except for the master lease of 12 Ernest facilities and two other facilities which are accounted for direct financing leases (“DFLs”). The components of our net investment in DFL consisted of the following (dollars in thousands):

	As of March 31, 2013	As of December 31, 2012
Minimum lease payments receivable	$1,270,401	$1,277,923
Estimated residual values	201,283	201,283
Less: Unearned income	(1,156,045)	(1,164,794)

Net investment in direct financing leases	$315,639	$314,412

Monroe facility

As of March 31, 2013, we have advanced $29.9 million to the operator/lessee of Monroe Hospital in Bloomington, Indiana, pursuant to a working capital loan agreement and also have $21.2 million of rent, interest and other charges owed to us by the operator, of which $5.9 million of interest receivables are significantly more than 90 days past due. Because the operator has not made all payments required by the working capital loan agreement and the related real estate lease agreement, we consider the loan to be impaired. During 2010, we recorded a $12 million impairment charge on the working capital loan and recorded a valuation allowance for unbilled straight-line rent in the amount of $2.5 million. We have not recognized any interest income on the Monroe loan since it was considered impaired and have not recorded any unbilled (straight-line) rent since 2010.

At March 31, 2013, our net investment (exclusive of the related real estate) of approximately $39 million is our maximum exposure to Monroe and the amount is presently deemed collectible/recoverable. In making this determination, we considered our first priority secured interest in approximately (i) $5 million in hospital patient receivables, (ii) cash balances of approximately $0.1 million, (iii) our assessment of the realizable value of our other collateral and (iv) projected EBITDA of the hospital operations under various scenarios for sensitivity purposes. Although we believe our net investment in Monroe at March 31, 2013, is recoverable, we do not expect to recognize any future rental income until we begin receiving cash payments. However, no assurances can be made that we will not have additional impairment charges on our working capital loan or other receivables in the future.

Florence facility

On March 1, 2012, we received a certificate of occupancy for our approximate $30 million Florence acute care facility constructed near Phoenix, Arizona. With this, we started collecting and recognizing rent on this facility in March 2012. On March 6, 2013, the tenant of this facility filed for Chapter 11 bankruptcy. Since then Florence has paid rent for March, April, and May. At March 31, 2013, we had less than $0.4 million of receivables outstanding for which we received payment subsequently. In addition, we have a letter of credit for approximately $1.2 million to cover any rent and other monetary payments not paid in the future. Although no assurances can be made that we will not have any impairment charges in the future, we believe our investment in Florence at March 31, 2013, is fully recoverable.

Loans

The following is a summary of our loans (in thousands):

	As of March 31, 2013	As of December 31, 2012
Mortgage loans	$368,650	$368,650
Acquisition loans	98,433	98,433
Working capital and other loans	56,168	57,458
Convertible loan	3,352	3,352

	$526,603	$527,893

Our mortgage loans cover 9 of our properties with three operators.

On March 1, 2012, pursuant to our convertible note agreement, we converted $1.7 million of our $5.0 million convertible note into a 9.9% equity interest in the operator of our Hoboken University Medical Center facility. At March 31, 2013, $3.3 million remains outstanding on the convertible note, and we retain the option, through November 2014, to convert this remainder into 15.1% of equity interest in the operator.

Concentrations of Credit Risk

For the three months ended March 31, 2013 and 2012, revenue from affiliates of Ernest (including rent and interest from mortgage and acquisition loans) accounted for 20.2% and 9.5%, respectively, of total revenue. From an investment concentration perspective, Ernest represented 18.6% and 18.2% of our total assets at March 31, 2013 and December 31, 2012, respectively.

For the three months ended March 31, 2013 and 2012, revenue from affiliates of Prime Healthcare Services, Inc. (“Prime”) (including rent and interest from mortgage loans) accounted for 31.0% and 26.5%, respectively, of total revenue. From an investment concentration perspective, Prime represented 27.3% and 27.9% of our total assets at March 31, 2013 and December 31, 2012, respectively.

On an individual property basis, we had no investment of any single property greater than 5% of our total assets as of March 31, 2013.

From a geographic perspective, all of our properties are currently located in the United States with 24.1% and 23.5% of our total assets at March 31, 2013, located in Texas and California, respectively.

Debt	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Debt

4. Debt

The following is a summary of debt, net of discounts (dollar amounts in thousands):

	As of March 31, 2013		As of December 31, 2012
	Balance	Interest Rate	Balance	Interest Rate
Revolving credit facility	$—	Variable	$125,000	Variable
2006 Senior Unsecured Notes	125,000	Various	125,000	Various
2011 Senior Unsecured Notes	450,000	6.875%	450,000	6.875%
2012 Senior Unsecured Notes	200,000	6.375%	200,000	6.375%
Exchangeable senior notes:
Principal amount (A)	11,000	9.250%	11,000	9.250%
Unamortized discount	—		(37)

	11,000		10,963
Term loans	114,133	Various	114,197	Various

	$900,133		$1,025,160

(A) The Exchangeable senior notes were paid in full on April 1, 2013.

As of March 31, 2013, principal payments due for our debt are as follows (in thousands):

2013	$11,185
2014	266
2015	283
2016	225,299
2017	320
Thereafter	662,780

Total	$900,133

To help fund the 2012 acquisitions disclosed in Note 3, on February 17, 2012, we completed a $200 million offering of senior unsecured notes (“2012 Senior Unsecured Notes”), resulting in net proceeds, after underwriting discount, of $196.5 million. In addition, on March 9, 2012, we closed on a $100 million senior unsecured term loan facility (“2012 Term Loan”) and exercised the $70 million accordion feature on our revolving credit facility, increasing its capacity from $330 million to $400 million.

During the second quarter 2010, we entered into an interest rate swap to manage our exposure to variable interest rates by fixing $65 million of our $125 million Senior Notes, which started July 31, 2011 (date on which the interest rate turned variable) through maturity date (or July 2016), at a rate of 5.507%. We also entered into an interest rate swap to fix $60 million of 2006 Senior Unsecured Notes which started October 31, 2011 (date on which the related interest rate turned variable) through the maturity date (or October 2016) at a rate of 5.675%. The fair value of the interest rate swaps was $11.7 million and $12.5 million as of March 31, 2013 and December 31, 2012, respectively, which is reflected in accounts payable and accrued expenses on the consolidated balance sheets.

We designated our interest rate swaps as cash flow hedges. Accordingly, the effective portion of changes in the fair value of our swaps is recorded as a component of accumulated other comprehensive income/loss on the balance sheet and reclassified into earnings in the same period, or periods, during which the hedged transactions effect earnings, while any ineffective portion is recorded through earnings immediately. We did not have any hedge ineffectiveness in the periods; therefore, there was no income statement effect recorded during the three month periods ended March 31, 2013 or 2012. We do not expect any of the current losses included in accumulated other comprehensive loss to be reclassified into earnings in the next 12 months. At March 31, 2013 and December 31, 2012, we had $6.2 million and $6.6 million, respectively, posted as collateral, which is currently reflected in other assets on our consolidated balance sheets.

Covenants

Our debt facilities impose certain restrictions on us, including restrictions on our ability to: incur debts; create or incur liens; provide guarantees in respect of obligations of any other entity; make redemptions and repurchases of our capital stock; prepay, redeem or repurchase debt; engage in mergers or consolidations; enter into affiliated transactions; dispose of real estate or other assets; and change our business. In addition, the credit agreements governing our revolving credit facility and 2012 Term Loan limit the amount of dividends we can pay as a percentage of normalized adjusted funds from operations, as defined in the agreements, on a rolling four quarter basis. Through the quarter ending March 31, 2013, the dividend restriction was 100% of normalized adjusted FFO, but will drop to 95% at June 30, 2013 and thereafter. The indentures governing our 2011 and 2012 Senior Unsecured Notes also limit the amount of dividends we can pay based on the sum of 95% of funds from operations, proceeds of equity issuances and certain other net cash proceeds. Finally, our 2011 and 2012 Senior Unsecured Notes require us to maintain total unencumbered assets (as defined in the related indenture) of not less than 150% of our unsecured indebtedness.

In addition to these restrictions, the revolving credit facility and 2012 Term Loan contain customary financial and operating covenants, including covenants relating to our total leverage ratio, fixed charge coverage ratio, mortgage secured leverage ratio, recourse mortgage secured leverage ratio, consolidated adjusted net worth, facility leverage ratio, and unsecured interest coverage ratio. This facility also contains customary events of default, including among others, nonpayment of principal or interest, material inaccuracy of representations and failure to comply with our covenants. If an event of default occurs and is continuing under the facility, the entire outstanding balance may become immediately due and payable. At March 31, 2013, we were in compliance with all such financial and operating covenants.

Common Stock/Partners' Capital	3 Months Ended
Mar. 31, 2013
Text Block [Abstract]
Common Stock/Partners' Capital

5. Common Stock/Partners’ Capital

Medical Properties Trust, Inc.

On February 28, 2013, we completed an offering of 12,650,000 shares of our common stock (including 1,650,000 shares sold pursuant to the exercise in full of the underwriters’ option to purchase additional shares) at a price of $14.25 per share, resulting in net proceeds (after underwriting discount and expenses) of $172.9 million. A portion of the net proceeds from this offering were used to pay down our revolving credit facility.

To help fund the 2012 acquisitions disclosed in Note 3, on February 7, 2012, we completed an offering of 23,575,000 shares of our common stock (including 3,075,000 shares sold pursuant to the exercise in full of the underwriters’ option to purchase additional shares) at a price of $9.75 per share, resulting in net proceeds (after underwriting discount) of $220.2 million.

MPT Operating Partnership, L.P.

At March 31, 2013, the Company has a 99.8% ownership interest in Operating Partnership with the remainder owned by three other partners, two of which are employees and one of which is a director. During the three months ended March 31, 2013 and 2012, the partnership issued 12,650,000 and 23,575,000 units, in direct response to the common stock offerings by Medical Properties Trust, Inc.

Stock Awards	3 Months Ended
Mar. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Awards

6. Stock Awards

Our Second Amended and Restated Medical Properties Trust, Inc. 2004 Equity Incentive Plan (the “Equity Incentive Plan”) authorizes the issuance of common stock options, restricted stock, restricted stock units, deferred stock units, stock appreciation rights, performance units and awards of interests in our Operating Partnership. The Equity Incentive Plan is administered by the Compensation Committee of the Board of Directors. We have reserved 7,441,180 shares of common stock for awards under the Equity Incentive Plan for which 495,132 shares remain available for future stock awards as of March 31, 2013. For each share of common stock issued by Medical Properties Trust, Inc. pursuant to the Equity Incentive Plan, the Operating Partnership issues a corresponding number of operating partnership units. We awarded the following during the 2013 and 2012 first quarters:

Time-based awards—We granted 240,425 and 275,464 shares in 2013 and 2012, respectively, of time-based restricted stock to management and independent directors. These awards vest quarterly based on service, over three years, in equal amounts.

Performance-based awards—Our management team and certain employees (2012 only) were awarded 204,255 and 252,566 performance based awards in 2013 and 2012, respectively. These awards vest ratably over a three year period based on the achievement of certain total shareholder return measures, with a carry-back and carry-forward provision through December 31, 2016 (for the 2012 awards) and December 31, 2017 (for the 2013 awards). Dividends on these awards are paid only upon achievement of the performance measures.

Multi-year Performance-based awards—We awarded 550,000 and 649,793 shares in 2013 and 2012, respectively, of multi-year performance-based awards to management and certain employees (2012 only). These shares are subject to three-year cumulative performance hurdles based on measures of total shareholder return. At the end of the three-year performance period, any earned shares will be subject to an additional two years of ratable time-based vesting on an annual basis. Dividends are paid on these shares only upon achievement of the performance measures.

Fair Value of Financial Instruments	3 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

7. Fair Value of Financial Instruments

We have various assets and liabilities that are considered financial instruments. We estimate that the carrying value of cash and cash equivalents, and accounts payable and accrued expenses approximate their fair values. Included in our accounts payable and accrued expenses are our interest rate swaps, which are recorded at fair value based on Level 2 observable market assumptions using standardized derivative pricing models. We estimate the fair value of our interest and rent receivables using Level 2 inputs such as discounting the estimated future cash flows using the current rates at which similar receivables would be made to others with similar credit ratings and for the same remaining maturities. The fair value of our mortgage loans and working capital loans are estimated by using Level 2 inputs (except for the Monroe loan which we use Level 3 inputs) such as discounting the estimated future cash flows using the current rates which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. We determine the fair value of our exchangeable notes and 2011 and 2012 Senior Unsecured Notes, using Level 2 inputs such as quotes from securities dealers and market makers. We estimate the fair value of our 2006 Senior Unsecured Notes, revolving credit facilities, and term loans using Level 2 inputs based on the present value of future payments, discounted at a rate which we consider appropriate for such debt.

Fair value estimates are made at a specific point in time, are subjective in nature, and involve uncertainties and matters of significant judgment. Settlement of such fair value amounts may not be possible and may not be a prudent management decision. The following table summarizes fair value estimates for our financial instruments (in thousands):

	March 31, 2013		December 31, 2012
Asset (Liability)	Book Value	Fair Value	Book Value	Fair Value
Interest and rent receivables	$49,838	$38,650	$45,289	$36,700
Loans (1)	333,403	333,176	334,693	335,595
Debt, net	(900,133)	(960,354)	(1,025,160)	(1,082,333)

(1)	Excludes loans related to the Ernest Transaction since they are recorded at fair value and discussed below.

Items Measured at Fair Value on a Recurring Basis

As discussed in Note 3, our equity interest in Ernest and related loans, which were acquired in 2012, are being measured at fair value on a recurring basis as we elected to account for these investments using the fair value option method. We have elected to account for these investments at fair value due to the size of the investments and because we believe this method is more reflective of current values. We have not made a similar election for other equity interests or loans in or prior to 2013.

At March 31, 2013, these amounts were as follows (in thousands):

Asset Type	Fair Value	Cost	Asset Type Classification
Mortgage loans	$100,000	$100,000	Mortgage loans
Acquisition loan	93,200	93,200	Other loans
Equity investments	3,300	3,300	Other assets

	$196,500	$196,500

Our mortgage loans with Ernest are recorded at fair value based on Level 3 inputs by discounting the estimated cash flows using the market rates which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. Our acquisition loan and equity investments in Ernest are recorded at fair value based on Level 3 inputs, by using a discounted cash flow model, which requires significant estimates of our investee such as projected revenue and expenses and appropriate consideration of the underlying risk profile of the forecast assumptions associated with the investee. We classify these loans and equity investments as Level 3, as we use certain unobservable inputs to the valuation methodology that are significant to the fair value measurement, and the valuation requires management judgment due to the absence of quoted market prices. For these cash flow models, our observable inputs include use of a capitalization rate, discount rate (which is based on a weighted-average cost of capital), and market interest rates, and our unobservable input includes an adjustment for a marketability discount (“DLOM”) on our equity investment of 40% at March 31, 2013.

In regards to the underlying projection of revenues and expenses used in the discounted cash flow model, such projections are provided by Ernest. However, we will modify such projections (including underlying assumptions used) as needed based on our review and analysis of Ernest’s historical results, meetings with key members of management, and our understanding of trends and developments within the healthcare industry.

In arriving at the DLOM, we started with a DLOM range based on the results of studies supporting valuation discounts for other transactions or structures without a public market. To select the appropriate DLOM within the range, we then considered many qualitative factors including the percent of control, the nature of the underlying investee’s business along with our rights as an investor pursuant to the operating agreement, the size of investment, expected holding period, number of shareholders, access to capital marketplace, etc. To illustrate the effect of movements in the DLOM, we performed a sensitivity analysis below by using basis point variations (dollars in thousands):

Basis Point Change in Marketability Discount	Estimated Increase (Decrease) In Fair Value
+100 basis points	$(235)
- 100 basis points	235

Because the fair value of Ernest investments noted above approximate their original cost, we did not recognize any unrealized gains/losses during the first quarter of 2013.

Discontinued Operations	3 Months Ended
Mar. 31, 2013
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations

8. Discontinued Operations

On December 27, 2012, we sold our Huntington Beach facility for $12.5 million, resulting in a gain of $1.9 million. Due to this sale, we wrote-off $0.7 million of straight-line rent receivable.

During the third quarter of 2012, we entered into a definitive agreement to sell the real estate of two LTACH facilities, Thornton and New Bedford, to an affiliate of Vibra Healthcare, LLC (“Vibra”) for total cash proceeds of $42 million. The sale of Thornton was completed on September 28, 2012, resulting in a gain of $8.4 million. Due to this sale, we wrote off $1.6 million in straight-line rent receivables. The sale of New Bedford was completed on October 22, 2012, resulting in a gain of $7.2 million. Associated with this sale, we wrote-off $4.1 million in straight-line rent receivables in the fourth quarter 2012.

On August 21, 2012, we sold our Denham Springs facility for $5.2 million, resulting in a gain of $0.3 million.

On June 15, 2012, we sold the HealthSouth Rehabilitation Hospital of Fayetteville in Fayetteville, Arkansas for $16 million, resulting in a loss of $1.4 million.

The following table presents the results of discontinued operations, which include the revenue and expenses of the previously-owned facilities noted above, for the three months ended March 31, 2013 and 2012 (dollar amounts in thousands except per share/unit amounts):

	For the Three Months Ended March 31,
	2013	2012
Revenues	$—	$2,245
Income (loss)	(2)	1,687
Earnings per share/unit — diluted	$—	$0.01

Earnings Per Share	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share

9. Earnings Per Share

Medical Properties Trust, Inc.

Our earnings per share were calculated based on the following (amounts in thousands):

	For the Three Months Ended March 31,
	2013	2012
Numerator:
Income from continuing operations	$26,212	$8,919
Non-controlling interests’ share in continuing operations	(54)	(42)
Participating securities’ share in earnings	(193)	(252)

Income from continuing operations, less participating securities’ share in earnings	25,965	8,625
Income (loss) from discontinued operations attributable to MPT common stockholders	(2)	1,687

Net income, less participating securities’ share in earnings	$25,963	$10,312

	For the Three Months Ended March 31,
	2013	2012
Denominator:
Basic weighted-average common shares	140,347	124,906
Dilutive potential common shares	1,179	—

Dilutive weighted-average common shares	141,526	124,906

MPT Operating Partnership, L.P.

Our earnings per common unit were calculated based on the following (amounts in thousands):

	For the Three Months Ended March 31,
	2013	2012
Numerator:
Income from continuing operations	$26,212	$8,919
Non-controlling interests’ share in continuing operations	(54)	(42)
Participating securities’ share in earnings	(193)	(252)

Income from continuing operations, less participating securities’ share in earnings	25,965	8,625
Income (loss) from discontinued operations attributable to MPT Operating Partnership partners	(2)	1,687

Net income, less participating securities’ share in earnings	$25,963	$10,312

	For the Three Months Ended March 31,
	2013	2012
Denominator:
Basic weighted-average units	140,347	124,906
Dilutive potential units	1,179	—

Dilutive weighted-average units	141,526	124,906

For the three months ended March 31, 2012, 0.1 million of options were excluded from the diluted earnings per share unit calculation as they were not determined to be dilutive. In addition, shares/units that may be issued in the future in accordance with our exchangeable senior notes were excluded from the 2012 diluted earnings per shares/units calculation as they were not determined to be dilutive.

Contingencies	3 Months Ended
Mar. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Contingencies

10. Contingencies

We are a party to various legal proceedings incidental to our business. In the opinion of management, after consultation with legal counsel, the ultimate liability, if any, with respect to those proceedings is not presently expected to materially affect our financial position, results of operations or cash flows.

Subsequent Events	3 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

11. Subsequent Events

In April 2013, we sold two long-term acute care hospitals, Summit Hospital of Southeast Arizona and Summit Hospital of Southeast Texas, for total proceeds of $18.5 million, resulting in a gain of approximately $2 million.

Condensed Consolidating Financial Information	3 Months Ended
Mar. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Financial Information

12. Condensed Consolidating Financial Information

The following tables present the condensed consolidating financial information for (a) Medical Properties Trust, Inc. (“Parent” and a guarantor to our 2011 and 2012 Senior Unsecured Notes), (b) MPT Operating Partnership, L.P. and MPT Finance Corporation (“Subsidiary Issuers”), (c) on a combined basis, the guarantors of our 2011 and 2012 Senior Unsecured Notes (“Subsidiary Guarantors”), and (d) on a combined basis, the non-guarantor subsidiaries (“Non-Guarantor Subsidiaries”). Separate financial statements of the Subsidiary Guarantors are not presented because the guarantee by each 100% owned Subsidiary Guarantor is joint and several, and we believe separate financial statements and other disclosures regarding the Subsidiary Guarantors are not material to investors. Furthermore, there are no significant legal restrictions on the Parent’s ability to obtain funds from its subsidiaries by dividend or loan.

The guarantees by the Subsidiary Guarantors may be released and discharged upon: (1) any sale, exchange or transfer of all of the capital stock of a Subsidiary Guarantor; (2) the merger or consolidation of a Subsidiary Guarantor with a Subsidiary Issuer or any other Subsidiary Guarantor; (3) the proper designation of any Subsidiary Guarantor by the Subsidiary Issuers as “unrestricted” for covenant purposes under the indenture governing the 2011 and 2012 Senior Unsecured Notes; (4) the legal defeasance or covenant defeasance or satisfaction and discharge of the indenture; (5) a liquidation or dissolution of a Subsidiary Guarantor permitted under the indenture governing the 2011 and 2012 Senior Unsecured Notes; or (6) the release or discharge of the Subsidiary Guarantor from its guarantee obligations under our revolving credit facility.

Subsequent to March 31, 2012, certain of our subsidiaries were re-designated as non-guarantors of our 2011 and 2012 Senior Unsecured Notes as the underlying properties were sold in 2012. With these re-designations, we have restated the 2012 consolidating financial information below to reflect these changes.

We have revised our condensed consolidating balance sheets as of March 31, 2013, December 31, 2012 and 2011 to adjust negative net intercompany receivables (payable) balances from Total Assets to Total Liabilities. The impact of this revision, was to increase total assets (and, correspondingly increase total liabilities) as of March 31, 2013, December 31, 2012 and 2011 for Subsidiaries Guarantors by $983.8 million, $1,010.4 and $888.9 million, respectively, and also to increase total assets (and, correspondingly increase total liabilities) for Non-Guarantor Subsidiaries to $391.7 million, $390.9 million and $5.5 million, respectively, with an offset to Eliminations. This revision is not material to the related condensed consolidating financial statements for any prior periods and had no impact on our consolidated balance sheet. As prior period financial information is presented in future filings, we will similarly revise the condensed consolidating balance sheets.

Condensed Consolidated Balance Sheets

March 31, 2013

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Assets
Real estate assets
Land, buildings and improvements and intangible lease assets	$—	$42	$1,227,925	$65,946	$—	$1,293,913
Mortgage loans	—	—	268,650	100,000	—	368,650
Net investment in direct financing leases	—	—	110,529	205,110	—	315,639

Gross investment in real estate assets	—	42	1,607,104	371,056	—	1,978,202
Accumulated depreciation and amortization	—	—	(128,504)	(6,876)	—	(135,380)

Net investment in real estate assets		42	1,478,600	364,180	—	1,842,822
Cash and cash equivalents	—	73,827	1,566	282	—	75,675
Interest and rent receivables	—	316	29,825	19,697	—	49,838
Straight-line rent receivables	—	—	31,640	6,921	—	38,561
Other loans	—	178	—	157,775	—	157,953
Net intercompany receivable	29,881	1,345,609	—	—	(1,375,490)	—
Investment in subsidiaries	1,221,960	689,785	42,743	—	(1,954,488)	—
Other assets	—	29,764	3,033	29,550	—	62,347

Total Assets	$1,251,841	$2,139,521	$1,587,407	$578,405	$(3,329,978)	$2,227,196

Liabilities and Equity
Liabilities
Debt, net	$—	$886,000	$—	$14,134	$—	$900,134
Accounts payable and accrued expenses	30,270	31,578	3,400	372	—	65,620
Net intercompany payable	—	—	983,802	391,688	(1,375,490)	—
Deferred revenue	—	(17)	18,800	601	—	19,384
Lease deposits and other obligations to tenants	—	—	18,979	1,508	—	20,487

Total liabilities	30,270	917,561	41,179	408,303	(1,375,490)	1,005,625

Total equity	1,221,571	1,221,960	562,426	170,102	(1,954,488)	1,221,571

Total Liabilities and Equity	$1,251,841	$2,139,521	$1,587,407	$578,405	$(3,329,978)	$2,227,196

Condensed Consolidated Statements of Income

For the Three Months Ended March 31, 2013

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Revenues
Rent billed	$—	$—	$30,436	$4,505	$(2,635)	$32,306
Straight-line rent	—	—	2,287	374	—	2,661
Income from direct financing leases	—	—	8,204	5,485	(4,933)	8,756
Interest and fee income	—	5,057	9,218	7,531	(7,089)	14,717

Total revenues	—	5,057	50,145	17,895	(14,657)	58,440
Expenses
Real estate depreciation and amortization	—	—	8,222	425	—	8,647
Property-related	—	172	196	7,616	(7,569)	415
General and administrative	—	6,744	—	1,074	—	7,818
Acquisition expenses	—	191	—	—	—	191

Total operating expenses	—	7,107	8,418	9,115	(7,569)	17,071

Operating income	—	(2,050)	41,727	8,780	(7,088)	41,369
Other income (expense)
Other income (expense)	—	(22)	1	(204)	—	(225)
Earning from equity and other interests	—	—	—	492	—	492
Interest income (expense)	—	(15,517)	310	(7,305)	7,088	(15,424)

Net other income (expense)	—	(15,539)	311	(7,017)	7,088	(15,157)

Income (loss) from continuing operations	—	(17,589)	42,038	1,763	—	26,212
Income (loss) from discontinued operations	—	—	(4)	2	—	(2)
Equity in earnings of consolidated subsidiaries net of income taxes	26,210	43,799	1,121	—	(71,130)	—

Net income	26,210	26,210	43,155	1,765	(71,130)	26,210
Net income (loss) attributable to non-controlling interests	(54)	(54)	—	—	54	(54)

Net income attributable to MPT common stockholders	$26,156	$26,156	$43,155	$1,765	$(71,076)	$26,156

Condensed Consolidated Statements of Comprehensive Income

For the Three Months Ended March 31, 2013

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Net income	$26,210	$26,210	$43,155	$1,765	$(71,130)	$26,210
Other comprehensive income:
Unrealized gain on interest rate swap	827	827	—	—	(827)	827

Total comprehensive income	27,037	27,037	43,155	1,765	(71,957)	27,037
Comprehensive income attributable to non-controlling interests	(54)	(54)	—	—	54	(54)

Comprehensive income attributable to MPT common stockholders	$26,983	$26,983	$43,155	$1,765	$(71,903)	$26,983

Condensed Consolidated Statements of Cash Flows

For the Three Months Ended March 31, 2013

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating Activities
Net cash provided by (used in) operating activities	$213	$(9,099)	$37,282	$(1,345)	$—	$27,051
Investing Activities
Principal received on loans receivable	—	—	—	2,090	—	2,090
Investments in and advances to subsidiaries	(145,408)	27,048	(26,789)	(46)	145,195	—
Investments in loans receivable	—	—	—	(800)	—	(800)
Construction in progress and other	—	331	(13,268)	(589)	—	(13,526)

Net cash provided by (used in) investing activities	(145,408)	27,379	(40,057)	655	145,195	(12,236)
Financing Activities
Revolving credit facilities, net	—	(125,000)	—	—	—	(125,000)
Payments of term debt	—	—	—	(64)	—	(64)
Distributions paid	(27,719)	(27,786)	—	—	27,719	(27,786)
Proceeds from sale of common shares/units, net of offering costs	172,914	172,914	—	—	(172,914)	172,914
Lease deposits and other obligations to tenants	—	—	2,776	773	—	3,549
Debt issuance costs paid and other financing activities	—	(64)	—	—	—	(64)

Net cash provided by financing activities	145,195	20,064	2,776	709	(145,195)	23,549

Increase in cash and cash equivalents for period	—	38,344	1	19	—	38,364
Cash and cash equivalents at beginning of period	—	35,483	1,565	263	—	37,311

Cash and cash equivalents at end of period	$—	$73,827	$1,566	$282	$—	$75,675

Condensed Consolidated Balance Sheets

December 31, 2012

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Assets
Real estate assets
Land, buildings and improvements and intangible lease assets	$—	$28	$1,214,740	$65,947	$—	$1,280,715
Mortgage loans	—	—	268,650	100,000	—	368,650
Net investment in direct financing leases	—	—	110,155	204,257	—	314,412

Gross investment in real estate assets	—	28	1,593,545	370,204	—	1,963,777
Accumulated depreciation and amortization	—	—	(120,282)	(6,452)	—	(126,734)

Net investment in real estate assets	—	28	1,473,263	363,752	—	1,837,043
Cash and cash equivalents	—	35,483	1,565	263	—	37,311
Interest and rent receivables	—	212	29,315	15,762	—	45,289
Straight-line rent receivables	—	—	29,314	6,546	—	35,860
Other loans	—	177	—	159,066	—	159,243
Net intercompany receivable	27,393	1,373,941	—	—	(1,401,334)	—
Investment in subsidiaries	1,050,204	647,029	42,666	—	(1,739,899)	—
Other assets	—	31,097	1,522	31,521	—	64,140

Total Assets	$1,077,597	$2,087,967	$1,577,645	$576,910	$(3,141,233)	$2,178,886

Liabilities and Equity
Liabilities
Debt, net	$—	$1,010,962	$—	$14,198	$—	$1,025,160
Accounts payable and accrued expenses	27,783	26,658	10,492	1,028	—	65,961
Net intercompany payable	—	—	1,010,400	390,934	(1,401,334)	—
Deferred revenue	—	143	19,643	823	—	20,609
Lease deposits and other obligations to tenants	—	—	16,607	735	—	17,342

Total liabilities	27,783	1,037,763	46,742	16,784	1,401,334	1,129,072

Total Equity	1,049,814	1,050,204	520,503	169,192	(1,739,899)	1,049,814

Total Liabilities and Equity	$1,077,597	$2,087,967	$567,245	$576,910	$3,141,233	$2,178,886

Condensed Consolidated Statements of Income

For the Three Months Ended March 31, 2012

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Revenues
Rent billed	$—	$—	$28,480	$4,132	$(2,460)	$30,152
Straight-line rent	—	—	990	369	—	1,359
Income from direct financing leases	—	—	1,653	1,835	(1,653)	1,835
Interest and fee income	—	2,944	5,194	3,406	(3,623)	7,921

Total revenues	—	2,944	36,317	9,742	(7,736)	41,267
Expenses
Real estate depreciation and amortization	—	—	7,868	425	—	8,293
Property-related	—	131	98	4,112	(4,114)	227
General and administrative	—	6,962	—	630	—	7,592
Acquisition expenses	—	3,425	—	—	—	3,425

Total operating expenses	—	10,518	7,966	5,167	(4,114)	19,537

Operating income (expense)	—	(7,574)	28,351	4,575	(3,622)	21,730
Other income (expense)
Other income (expense)	—	(14)	—	(1)	—	(15)
Interest income (expense)	—	(12,788)	224	(3,854)	3,622	(12,796)

Net other income (expense)	—	(12,802)	224	(3,855)	3,622	(12,811)

Income (loss) from continuing operations	—	(20,376)	28,575	720	—	8,919
Income (loss) from discontinued operations	—	—	(115)	1,802	—	1,687
Equity in earnings of consolidated subsidiaries net of income taxes	10,606	30,982	1,121	—	(42,709)	—

Net income	10,606	10,606	29,581	2,522	(42,709)	10,606
Net income attributable to non-controlling interests	(42)	(42)	—	—	42	(42)

Net income attributable to MPT common stockholders	$10,564	$10,564	$29,581	$2,522	$(42,667)	$10,564

Condensed Consolidated Statements of Comprehensive Income

For the Three Months Ended March 31, 2012

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Net income	$10,606	$10,606	$29,581	$2,522	$(42,709)	$10,606
Other comprehensive income:
Unrealized gain on interest rate swap	499	499	—	—	(499)	499

Total comprehensive income	11,105	11,105	29,581	2,522	(43,208)	11,105
Comprehensive income attributable to non-controlling interests	(42)	(42)	—	—	42	(42)

Comprehensive income attributable to MPT common stockholders	$11,063	$11,063	$29,581	$2,522	$(43,166)	$11,063

Condensed Consolidated Statements of Cash Flows

For the Three Months Ended March 31, 2012

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating Activities
Net cash provided by (used in) operating activities	$395	$(11,062)	$33,049	$970	$—	$23,352
Investing Activities
Cash paid for acquisition and other related investments	—	—	(200,000)	(196,500)	—	(396,500)
Principal received on loans receivable	—	—	—	1,184	—	1,184
Investments in and advances to subsidiaries	(198,243)	(406,447)	213,489	193,353	197,848	—
Construction in progress and other	—	(490)	(6,590)	987	—	(6,093)

Net cash provided by (used in) investing activities	(198,243)	(406,937)	6,899	(976)	197,848	(401,409)
Financing Activities
Revolving credit facilities, net	—	(50,000)	(39,600)	—	—	(89,600)
Additions to term debt	—	300,000	—	—	—	300,000
Payments of term debt	—	—	—	(58)	—	(58)
Distributions paid	(22,345)	(22,412)	—	—	22,345	(22,412)
Proceeds from sale of common shares/units, net of offering costs	220,193	220,193	—	—	(220,193)	220,193
Lease deposits and other obligations to tenants	—	—	(193)	83	—	(110)
Debt issuance costs paid and other financing activities	—	(6,162)	—	(20)	—	(6,182)

Net cash provided by financing activities	197,848	441,619	(39,793)	5	(197,848)	401,831

Increase in cash and cash equivalents for period	—	23,620	155	(1)	—	23,774
Cash and cash equivalents at beginning of period	—	101,230	1,409	87	—	102,726

Cash and cash equivalents at end of period	$—	$124,850	$1,564	$86	$—	$126,500

Summary of Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Unaudited Interim Condensed Consolidated Financial Statements

Unaudited Interim Condensed Consolidated Financial Statements: The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information, including rules and regulations of the Securities and Exchange Commission. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three month period ended March 31, 2013, are not necessarily indicative of the results that may be expected for the year ending December 31, 2013. The condensed consolidated balance sheet at December 31, 2012 has been derived from the audited financial statements at that date but does not include all of the information and footnotes required by accounting principles generally accepted in the United States for complete financial statements.

For information about significant accounting policies, refer to the consolidated financial statements and footnotes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2012. During the three months ended March 31, 2013, there were no material changes to these policies.

Reclassifications

Reclassifications: Certain reclassifications have been made to the condensed consolidated financial statements to conform to the 2013 consolidated financial statement presentation. These reclassifications had no impact on stockholders’ equity or net income.

Variable Interest Entities

Variable Interest Entities

At March 31, 2013, we had loans to and/or equity investments in several variable interest entities (“VIEs”) for which we are not the primary beneficiary. The carrying value and classification of the related assets and maximum exposure to loss as a result of our involvement with these VIEs are presented below at March 31, 2013 (in thousands):

VIE Type	Maximum Loss Exposure(1)	Asset Type Classification	Carrying Amount(2)
Loans, net	$275,390	Mortgage and other loans	$226,891
Equity investments	$18,928	Other assets	$5,374

(1)	Our maximum loss exposure related to loans with VIEs represents our current aggregate gross carrying value of the loan plus accrued interest and any other related assets (such as rents receivable), less any liabilities. Our maximum loss exposure related to our equity investment in VIEs represents the current carrying values of such investment plus any other related assets (such as rent receivables) less any liabilities.
(2)	Carrying amount reflects the net book value of our loan or equity interest only in the VIE.

For the VIE types above, we do not consolidate the VIE because we do not have the ability to control the activities (such as the day-to-day healthcare operations of our borrower or investee) that most significantly impact the VIE’s economic performance. As of March 31, 2013, we were not required to provide financial support through a liquidity arrangement or otherwise to our unconsolidated VIEs, including circumstances in which it could be exposed to further losses (e.g., cash short falls).

Typically, our loans are collateralized by assets of the borrower (some assets of which are on the premises of facilities owned by us) and further supported by limited guarantees made by certain principals of the borrower.

See Note 3 for additional description of the nature, purpose and activities of our more significant VIEs and interests therein.

Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Carrying Value and Classification of Related Assets and Maximum Exposure to Loss

The carrying value and classification of the related assets and maximum exposure to loss as a result of our involvement with these VIEs are presented below at March 31, 2013 (in thousands):

VIE Type	Maximum Loss Exposure(1)	Asset Type Classification	Carrying Amount(2)
Loans, net	$275,390	Mortgage and other loans	$226,891
Equity investments	$18,928	Other assets	$5,374

(1)	Our maximum loss exposure related to loans with VIEs represents our current aggregate gross carrying value of the loan plus accrued interest and any other related assets (such as rents receivable), less any liabilities. Our maximum loss exposure related to our equity investment in VIEs represents the current carrying values of such investment plus any other related assets (such as rent receivables) less any liabilities.
(2)	Carrying amount reflects the net book value of our loan or equity interest only in the VIE.

Real Estate and Lending Activities (Tables)	3 Months Ended
Mar. 31, 2013
Text Block [Abstract]
Assets Acquired

On February 29, 2012, we made loans to and acquired assets from Ernest Health Inc. (“Ernest”) for a combined purchase price and investment of $396.5 million (“Ernest Transaction”), consisting of the following (in thousands):

2012
Net investments in direct financing leases	$200,000
Mortgage loans	100,000
Other loans	93,200
Equity investments	3,300

Total	$396,500

Summary of Status Update on Current Development Projects

See table below for a status update on our current development projects (in thousands):

Property	Location	Property Type	Operator	Original Commitment	Costs Incurred as of March 31, 2013	Estimated Completion Date
Victoria	Victoria, TX	Long-term Acute Care Hospital	Post Acute Medical	$9,400	$4,353	2nd Qtr 2013
Spartanburg	Spartanburg, SC	Rehabilitation Hospital	Ernest Health, Inc.	17,805	7,309	4th Qtr 2013
Post Falls	Post Falls, ID	Rehabilitation Hospital	Ernest Health, Inc.	14,387	1,357	4th Qtr 2013
Oakleaf	Altoona, WI	General Acute Care Hospital	National Surgical Hospitals	33,500	700	1st Qtr 2014
First Choice Emergency Rooms (A)	Various	General Acute Care Hospital	First Choice	100,000	—	Various

				$175,092	$13,719

(A)	Subject to completion of definitive agreements, there is no assurance that this development project will be completed.

Components of Net Investment in Direct Financing Leases

The components of our net investment in DFL consisted of the following (dollars in thousands):

	As of March 31, 2013	As of December 31, 2012
Minimum lease payments receivable	$1,270,401	$1,277,923
Estimated residual values	201,283	201,283
Less: Unearned income	(1,156,045)	(1,164,794)

Net investment in direct financing leases	$315,639	$314,412

Summary of Loans

The following is a summary of our loans (in thousands):

	As of March 31, 2013	As of December 31, 2012
Mortgage loans	$368,650	$368,650
Acquisition loans	98,433	98,433
Working capital and other loans	56,168	57,458
Convertible loan	3,352	3,352

	$526,603	$527,893

Debt (Tables)	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Summary of Debt, Net of Discounts

The following is a summary of debt, net of discounts (dollar amounts in thousands):

	As of March 31, 2013		As of December 31, 2012
	Balance	Interest Rate	Balance	Interest Rate
Revolving credit facility	$—	Variable	$125,000	Variable
2006 Senior Unsecured Notes	125,000	Various	125,000	Various
2011 Senior Unsecured Notes	450,000	6.875%	450,000	6.875%
2012 Senior Unsecured Notes	200,000	6.375%	200,000	6.375%
Exchangeable senior notes:
Principal amount (A)	11,000	9.250%	11,000	9.250%
Unamortized discount	—		(37)

	11,000		10,963
Term loans	114,133	Various	114,197	Various

	$900,133		$1,025,160

(A) The Exchangeable senior notes were paid in full on April 1, 2013.

Principal Payments Due for Debt	As of March 31, 2013, principal payments due for our debt are as follows (in thousands):

2013	$11,185
2014	266
2015	283
2016	225,299
2017	320
Thereafter	662,780

Total	$900,133

Fair Value of Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Summary of Fair Value Information of Financial Instruments

The following table summarizes fair value estimates for our financial instruments (in thousands):

	March 31, 2013		December 31, 2012
Asset (Liability)	Book Value	Fair Value	Book Value	Fair Value
Interest and rent receivables	$49,838	$38,650	$45,289	$36,700
Loans (1)	333,403	333,176	334,693	335,595
Debt, net	(900,133)	(960,354)	(1,025,160)	(1,082,333)

(1)	Excludes loans related to the Ernest Transaction since they are recorded at fair value and discussed below.

Equity Interest in Ernest and Related Loans Measured at Fair Value on Recurring Basis

At March 31, 2013, these amounts were as follows (in thousands):

Asset Type	Fair Value	Cost	Asset Type Classification
Mortgage loans	$100,000	$100,000	Mortgage loans
Acquisition loan	93,200	93,200	Other loans
Equity investments	3,300	3,300	Other assets

	$196,500	$196,500

Summary Showing Sensitivity Analysis by Using Basis Point Variations

To illustrate the effect of movements in the DLOM, we performed a sensitivity analysis below by using basis point variations (dollars in thousands):

Basis Point Change in Marketability Discount	Estimated Increase (Decrease) In Fair Value
+100 basis points	$(235)
- 100 basis points	235

Discontinued Operations (Tables)	3 Months Ended
Mar. 31, 2013
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations

The following table presents the results of discontinued operations, which include the revenue and expenses of the previously-owned facilities noted above, for the three months ended March 31, 2013 and 2012 (dollar amounts in thousands except per share/unit amounts):

	For the Three Months Ended March 31,
	2013	2012
Revenues	$—	$2,245
Income (loss)	(2)	1,687
Earnings per share/unit — diluted	$—	$0.01

Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2013
Calculation of Earnings Per Share

Our earnings per share were calculated based on the following (amounts in thousands):

	For the Three Months Ended March 31,
	2013	2012
Numerator:
Income from continuing operations	$26,212	$8,919
Non-controlling interests’ share in continuing operations	(54)	(42)
Participating securities’ share in earnings	(193)	(252)

Income from continuing operations, less participating securities’ share in earnings	25,965	8,625
Income (loss) from discontinued operations attributable to MPT common stockholders	(2)	1,687

Net income, less participating securities’ share in earnings	$25,963	$10,312

	For the Three Months Ended March 31,
	2013	2012
Denominator:
Basic weighted-average common shares	140,347	124,906
Dilutive potential common shares	1,179	—

Dilutive weighted-average common shares	141,526	124,906

MPT Operating Partnership, L.P.
Calculation of Earnings Per Share

Our earnings per common unit were calculated based on the following (amounts in thousands):

	For the Three Months Ended March 31,
	2013	2012
Numerator:
Income from continuing operations	$26,212	$8,919
Non-controlling interests’ share in continuing operations	(54)	(42)
Participating securities’ share in earnings	(193)	(252)

Income from continuing operations, less participating securities’ share in earnings	25,965	8,625
Income (loss) from discontinued operations attributable to MPT Operating Partnership partners	(2)	1,687

Net income, less participating securities’ share in earnings	$25,963	$10,312

	For the Three Months Ended March 31,
	2013	2012
Denominator:
Basic weighted-average units	140,347	124,906
Dilutive potential units	1,179	—

Dilutive weighted-average units	141,526	124,906

Condensed Consolidating Financial Information (Tables)	3 Months Ended
Mar. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Consolidated Balance Sheet

Condensed Consolidated Balance Sheets

March 31, 2013

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Assets
Real estate assets
Land, buildings and improvements and intangible lease assets	$—	$42	$1,227,925	$65,946	$—	$1,293,913
Mortgage loans	—	—	268,650	100,000	—	368,650
Net investment in direct financing leases	—	—	110,529	205,110	—	315,639

Gross investment in real estate assets	—	42	1,607,104	371,056	—	1,978,202
Accumulated depreciation and amortization	—	—	(128,504)	(6,876)	—	(135,380)

Net investment in real estate assets		42	1,478,600	364,180	—	1,842,822
Cash and cash equivalents	—	73,827	1,566	282	—	75,675
Interest and rent receivables	—	316	29,825	19,697	—	49,838
Straight-line rent receivables	—	—	31,640	6,921	—	38,561
Other loans	—	178	—	157,775	—	157,953
Net intercompany receivable	29,881	1,345,609	—	—	(1,375,490)	—
Investment in subsidiaries	1,221,960	689,785	42,743	—	(1,954,488)	—
Other assets	—	29,764	3,033	29,550	—	62,347

Total Assets	$1,251,841	$2,139,521	$1,587,407	$578,405	$(3,329,978)	$2,227,196

Liabilities and Equity
Liabilities
Debt, net	$—	$886,000	$—	$14,134	$—	$900,134
Accounts payable and accrued expenses	30,270	31,578	3,400	372	—	65,620
Net intercompany payable	—	—	983,802	391,688	(1,375,490)	—
Deferred revenue	—	(17)	18,800	601	—	19,384
Lease deposits and other obligations to tenants	—	—	18,979	1,508	—	20,487

Total liabilities	30,270	917,561	41,179	408,303	(1,375,490)	1,005,625

Total equity	1,221,571	1,221,960	562,426	170,102	(1,954,488)	1,221,571

Total Liabilities and Equity	$1,251,841	$2,139,521	$1,587,407	$578,405	$(3,329,978)	$2,227,196

Condensed Consolidated Balance Sheets

December 31, 2012

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Assets
Real estate assets
Land, buildings and improvements and intangible lease assets	$—	$28	$1,214,740	$65,947	$—	$1,280,715
Mortgage loans	—	—	268,650	100,000	—	368,650
Net investment in direct financing leases	—	—	110,155	204,257	—	314,412

Gross investment in real estate assets	—	28	1,593,545	370,204	—	1,963,777
Accumulated depreciation and amortization	—	—	(120,282)	(6,452)	—	(126,734)

Net investment in real estate assets	—	28	1,473,263	363,752	—	1,837,043
Cash and cash equivalents	—	35,483	1,565	263	—	37,311
Interest and rent receivables	—	212	29,315	15,762	—	45,289
Straight-line rent receivables	—	—	29,314	6,546	—	35,860
Other loans	—	177	—	159,066	—	159,243
Net intercompany receivable	27,393	1,373,941	—	—	(1,401,334)	—
Investment in subsidiaries	1,050,204	647,029	42,666	—	(1,739,899)	—
Other assets	—	31,097	1,522	31,521	—	64,140

Total Assets	$1,077,597	$2,087,967	$1,577,645	$576,910	$(3,141,233)	$2,178,886

Liabilities and Equity
Liabilities
Debt, net	$—	$1,010,962	$—	$14,198	$—	$1,025,160
Accounts payable and accrued expenses	27,783	26,658	10,492	1,028	—	65,961
Net intercompany payable	—	—	1,010,400	390,934	(1,401,334)	—
Deferred revenue	—	143	19,643	823	—	20,609
Lease deposits and other obligations to tenants	—	—	16,607	735	—	17,342

Total liabilities	27,783	1,037,763	46,742	16,784	1,401,334	1,129,072

Total Equity	1,049,814	1,050,204	520,503	169,192	(1,739,899)	1,049,814

Total Liabilities and Equity	$1,077,597	$2,087,967	$567,245	$576,910	$3,141,233	$2,178,886

Condensed Consolidated Statements of Income

Condensed Consolidated Statements of Income

For the Three Months Ended March 31, 2013

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Revenues
Rent billed	$—	$—	$30,436	$4,505	$(2,635)	$32,306
Straight-line rent	—	—	2,287	374	—	2,661
Income from direct financing leases	—	—	8,204	5,485	(4,933)	8,756
Interest and fee income	—	5,057	9,218	7,531	(7,089)	14,717

Total revenues	—	5,057	50,145	17,895	(14,657)	58,440
Expenses
Real estate depreciation and amortization	—	—	8,222	425	—	8,647
Property-related	—	172	196	7,616	(7,569)	415
General and administrative	—	6,744	—	1,074	—	7,818
Acquisition expenses	—	191	—	—	—	191

Total operating expenses	—	7,107	8,418	9,115	(7,569)	17,071

Operating income	—	(2,050)	41,727	8,780	(7,088)	41,369
Other income (expense)
Other income (expense)	—	(22)	1	(204)	—	(225)
Earning from equity and other interests	—	—	—	492	—	492
Interest income (expense)	—	(15,517)	310	(7,305)	7,088	(15,424)

Net other income (expense)	—	(15,539)	311	(7,017)	7,088	(15,157)

Income (loss) from continuing operations	—	(17,589)	42,038	1,763	—	26,212
Income (loss) from discontinued operations	—	—	(4)	2	—	(2)
Equity in earnings of consolidated subsidiaries net of income taxes	26,210	43,799	1,121	—	(71,130)	—

Net income	26,210	26,210	43,155	1,765	(71,130)	26,210
Net income (loss) attributable to non-controlling interests	(54)	(54)	—	—	54	(54)

Net income attributable to MPT common stockholders	$26,156	$26,156	$43,155	$1,765	$(71,076)	$26,156

Condensed Consolidated Statements of Income

For the Three Months Ended March 31, 2012

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Revenues
Rent billed	$—	$—	$28,480	$4,132	$(2,460)	$30,152
Straight-line rent	—	—	990	369	—	1,359
Income from direct financing leases	—	—	1,653	1,835	(1,653)	1,835
Interest and fee income	—	2,944	5,194	3,406	(3,623)	7,921

Total revenues	—	2,944	36,317	9,742	(7,736)	41,267
Expenses
Real estate depreciation and amortization	—	—	7,868	425	—	8,293
Property-related	—	131	98	4,112	(4,114)	227
General and administrative	—	6,962	—	630	—	7,592
Acquisition expenses	—	3,425	—	—	—	3,425

Total operating expenses	—	10,518	7,966	5,167	(4,114)	19,537

Operating income (expense)	—	(7,574)	28,351	4,575	(3,622)	21,730
Other income (expense)
Other income (expense)	—	(14)	—	(1)	—	(15)
Interest income (expense)	—	(12,788)	224	(3,854)	3,622	(12,796)

Net other income (expense)	—	(12,802)	224	(3,855)	3,622	(12,811)

Income (loss) from continuing operations	—	(20,376)	28,575	720	—	8,919
Income (loss) from discontinued operations	—	—	(115)	1,802	—	1,687
Equity in earnings of consolidated subsidiaries net of income taxes	10,606	30,982	1,121	—	(42,709)	—

Net income	10,606	10,606	29,581	2,522	(42,709)	10,606
Net income attributable to non-controlling interests	(42)	(42)	—	—	42	(42)

Net income attributable to MPT common stockholders	$10,564	$10,564	$29,581	$2,522	$(42,667)	$10,564

Condensed Consolidated Statements of Comprehensive Income

Condensed Consolidated Statements of Comprehensive Income

For the Three Months Ended March 31, 2013

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Net income	$26,210	$26,210	$43,155	$1,765	$(71,130)	$26,210
Other comprehensive income:
Unrealized gain on interest rate swap	827	827	—	—	(827)	827

Total comprehensive income	27,037	27,037	43,155	1,765	(71,957)	27,037
Comprehensive income attributable to non-controlling interests	(54)	(54)	—	—	54	(54)

Comprehensive income attributable to MPT common stockholders	$26,983	$26,983	$43,155	$1,765	$(71,903)	$26,983

Condensed Consolidated Statements of Comprehensive Income

For the Three Months Ended March 31, 2012

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Net income	$10,606	$10,606	$29,581	$2,522	$(42,709)	$10,606
Other comprehensive income:
Unrealized gain on interest rate swap	499	499	—	—	(499)	499

Total comprehensive income	11,105	11,105	29,581	2,522	(43,208)	11,105
Comprehensive income attributable to non-controlling interests	(42)	(42)	—	—	42	(42)

Comprehensive income attributable to MPT common stockholders	$11,063	$11,063	$29,581	$2,522	$(43,166)	$11,063

Condensed Consolidated Statements of Cash Flows

Condensed Consolidated Statements of Cash Flows

For the Three Months Ended March 31, 2013

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating Activities
Net cash provided by (used in) operating activities	$213	$(9,099)	$37,282	$(1,345)	$—	$27,051
Investing Activities
Principal received on loans receivable	—	—	—	2,090	—	2,090
Investments in and advances to subsidiaries	(145,408)	27,048	(26,789)	(46)	145,195	—
Investments in loans receivable	—	—	—	(800)	—	(800)
Construction in progress and other	—	331	(13,268)	(589)	—	(13,526)

Net cash provided by (used in) investing activities	(145,408)	27,379	(40,057)	655	145,195	(12,236)
Financing Activities
Revolving credit facilities, net	—	(125,000)	—	—	—	(125,000)
Payments of term debt	—	—	—	(64)	—	(64)
Distributions paid	(27,719)	(27,786)	—	—	27,719	(27,786)
Proceeds from sale of common shares/units, net of offering costs	172,914	172,914	—	—	(172,914)	172,914
Lease deposits and other obligations to tenants	—	—	2,776	773	—	3,549
Debt issuance costs paid and other financing activities	—	(64)	—	—	—	(64)

Net cash provided by financing activities	145,195	20,064	2,776	709	(145,195)	23,549

Increase in cash and cash equivalents for period	—	38,344	1	19	—	38,364
Cash and cash equivalents at beginning of period	—	35,483	1,565	263	—	37,311

Cash and cash equivalents at end of period	$—	$73,827	$1,566	$282	$—	$75,675

Condensed Consolidated Statements of Cash Flows

For the Three Months Ended March 31, 2012

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating Activities
Net cash provided by (used in) operating activities	$395	$(11,062)	$33,049	$970	$—	$23,352
Investing Activities
Cash paid for acquisition and other related investments	—	—	(200,000)	(196,500)	—	(396,500)
Principal received on loans receivable	—	—	—	1,184	—	1,184
Investments in and advances to subsidiaries	(198,243)	(406,447)	213,489	193,353	197,848	—
Construction in progress and other	—	(490)	(6,590)	987	—	(6,093)

Net cash provided by (used in) investing activities	(198,243)	(406,937)	6,899	(976)	197,848	(401,409)
Financing Activities
Revolving credit facilities, net	—	(50,000)	(39,600)	—	—	(89,600)
Additions to term debt	—	300,000	—	—	—	300,000
Payments of term debt	—	—	—	(58)	—	(58)
Distributions paid	(22,345)	(22,412)	—	—	22,345	(22,412)
Proceeds from sale of common shares, net of offering costs	220,193	220,193	—	—	(220,193)	220,193
Lease deposits and other obligations to tenants	—	—	(193)	83	—	(110)
Debt issuance costs paid and other financing activities	—	(6,162)	—	(20)	—	(6,182)

Net cash provided by financing activities	197,848	441,619	(39,793)	5	(197,848)	401,831

Increase in cash and cash equivalents for period	—	23,620	155	(1)	—	23,774
Cash and cash equivalents at beginning of period	—	101,230	1,409	87	—	102,726

Cash and cash equivalents at end of period	$—	$124,850	$1,564	$86	$—	$126,500

Carrying Value and Classification of Related Assets and Maximum Exposure to Loss as Result of Involvement with Variable Interest Entities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Mortgage and other loans
Variable Interest Entity [Line Items]
Carrying Amount	$ 226,891	[1]
Other assets
Variable Interest Entity [Line Items]
Carrying Amount	5,374	[1]
Loans, net
Variable Interest Entity [Line Items]
Maximum Loss Exposure	275,390	[2]
Equity investments
Variable Interest Entity [Line Items]
Maximum Loss Exposure	$ 18,928	[2]

[1]	Carrying amount reflects the net book value of our loan or equity interest only in the VIE.
[2]	Our maximum loss exposure related to loans with VIEs represents our current aggregate gross carrying value of the loan plus accrued interest and any other related assets (such as rents receivable), less any liabilities. Our maximum loss exposure related to our equity investment in VIEs represents the current carrying values of such investment plus any other related assets (such as rent receivables) less any liabilities.

Real Estate and Lending Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended					3 Months Ended					1 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended					1 Months Ended	3 Months Ended			12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013 Y Contract	Oct. 14, 2011 Emerus Holding, Inc. and Baptist Health System JV Hospital	Mar. 31, 2013 Emerus Holding, Inc. and Baptist Health System JV Property Y Contract	Dec. 31, 2012 Emerus Holding, Inc. and Baptist Health System JV Property	Mar. 31, 2013 Texas	Mar. 31, 2013 California	Mar. 31, 2013 Letter of Credit	Mar. 31, 2013 Minimum	Mar. 31, 2013 Minimum Emerus Holding, Inc. and Baptist Health System JV	Mar. 31, 2013 Maximum	Mar. 31, 2013 Maximum Emerus Holding, Inc. and Baptist Health System JV	Mar. 31, 2013 Twelve Oaks Facility	Jun. 13, 2012 Ernest Y Bed	Mar. 31, 2013 Ernest	Mar. 31, 2012 Ernest	Dec. 31, 2012 Ernest	Feb. 29, 2012 Ernest	Mar. 31, 2013 Ernest Key Management Personnel	Mar. 31, 2013 Ernest Minimum	Mar. 31, 2013 Monroe Hospital D	Mar. 31, 2010 Monroe Hospital	Mar. 31, 2013 Rehabilitation Hospital Facility	Mar. 31, 2013 Acute Care Facility Facility State	Mar. 04, 2013 Inpatient rehabilitation facility in Post Falls	Mar. 31, 2013 Inpatient rehabilitation facility in Post Falls	Mar. 31, 2013 Prime Health Care Services	Mar. 31, 2012 Prime Health Care Services	Dec. 31, 2012 Prime Health Care Services	Mar. 31, 2012 Florence acute care facility
Significant Acquisitions and Disposals [Line Items]
Combined purchase price and investment amount																		$ 396.5
Number of facilities acquired																							5	7
Number of states																								7
Aggregate purchase price		200
Term of lease, years		20		15										20
Number of lease extension options in current lease contract		3		3
Term of lease extension, years		5 years		5 years
Percentage of rental rate		9.00%							2.00%		5.00%
Loan secured by mortgage interest		100
Total investment															96.5
Acquisition loan made															93.2
Capital contribution																			3.3
Interest rate on acquisition loan															15.00%
Coupon payable in cash, year one																				6.00%
Coupon payable in cash, year two																				7.00%
Coupon payable in cash in, thereafter															10.00%
Agreement terms															Although there are provisions in the loan agreement that are expected to result in full payment of the 15% preference when funds are sufficient. Any of the 15% in excess of the minimum that is not paid may be accrued and paid upon the occurrence of a capital or liquidity event and is payable at maturity
Estimated total development cost																									14.4
Estimated total development cost, funded																										1.4
Facility occupied date													Jan 23, 2013
Percentage of facility partially occupied													55.00%
Lease agreement													15 years
Number of beds														40
Cost of land and building				29										15
Number of leased hospital			3
Business acquisition cost of acquired entity			30																											30
Rent escalations percentage										1.00%		3.00%
Number of properties completed				2	1
Lease advance																					29.9
Operating leases rent, interest and other charges outstanding																					21.2
Interest receivables																					5.9
Impairment of working capital loan recognized																						12
Straight line rent receivables write-off																						2.5
Number of days past due																					90
Net investment to maximum exposure																					39
Impairment of working capital loan estimation-patient receivables considered for first priority secured interest																					5
Impairment of working capital loan estimation-cash balance considered for first priority secured interest																					0.1
Rent receivables		0.4
Letter of credit outstanding								1.2
Amount of convertible note converted into equity interest	1.7
Convertible note	5
Percentage of equity shares from convertible debt	9.90%	15.10%
Remaining convertible debt after conversion of part of debt		$ 3.3
Percentage of entity revenue from affiliates															20.20%	9.50%											31.00%	26.50%
Percentage of total assets accounted						24.10%	23.50%								18.60%		18.20%										27.30%		27.90%
Maximum percentage of entity's total assets invested on single property		5.00%

Real Estate and Lending Activities - Assets Acquired (Detail) (Ernest, USD $) In Thousands, unless otherwise specified	Feb. 29, 2012
Significant Acquisitions and Disposals [Line Items]
Total assets acquired	$ 396,500
Net investments in direct financing leases
Significant Acquisitions and Disposals [Line Items]
Total assets acquired	200,000
Mortgage loans
Significant Acquisitions and Disposals [Line Items]
Total assets acquired	100,000
Other loans
Significant Acquisitions and Disposals [Line Items]
Total assets acquired	93,200
Equity investments
Significant Acquisitions and Disposals [Line Items]
Total assets acquired	$ 3,300

Real Estate and Lending Activities - Summary of Status Update on Current Development Projects (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Business Acquisition [Line Items]
Original Commitment	$ 175,092
Costs Incurred as of March 31, 2013	13,719
Property Victoria | Location Victoria, TX | Property Type Long-term Acute Care Hospital | Operator Post Acute Medical
Business Acquisition [Line Items]
Original Commitment	9,400
Costs Incurred as of March 31, 2013	4,353
Estimated Completion Date	2nd Qtr 2013
Property Spartanburg | Location Spartanburg, SC | Property Type Rehabilitation Hospital | Operator Ernest Health, Inc.
Business Acquisition [Line Items]
Original Commitment	17,805
Costs Incurred as of March 31, 2013	7,309
Estimated Completion Date	4th Qtr 2013
Property Post Falls | Location Post Falls, ID | Property Type Rehabilitation Hospital | Operator Ernest Health, Inc.
Business Acquisition [Line Items]
Original Commitment	14,387
Costs Incurred as of March 31, 2013	1,357
Estimated Completion Date	4th Qtr 2013
Property Oakleaf | Location Altoona, WI | Property Type General Acute Care Hospital | Operator National Surgical Hospitals
Business Acquisition [Line Items]
Original Commitment	33,500
Costs Incurred as of March 31, 2013	700
Estimated Completion Date	1st Qtr 2014
Property First Choice Emergency Rooms | Location Various | Property Type General Acute Care Hospital | Operator First Choice
Business Acquisition [Line Items]
Original Commitment	$ 100,000 [1]
Estimated Completion Date	Various [1]

[1]	Subject to completion of definitive agreements, there is no assurance that this development project will be completed.

Real Estate and Lending Activities Real Estate and Lending Activities - Components of Net Investment in Direct Financing Leases (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Minimum lease payments receivable	$ 1,270,401	$ 1,277,923
Estimated residual values	201,283	201,283
Less: Unearned income	(1,156,045)	(1,164,794)
Net investment in direct financing leases	$ 315,639	$ 314,412

Real Estate and Lending Activities - Summary of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Loans [Line Items]
Loans Receivable Net	$ 526,603	$ 527,893
Mortgage loans
Loans [Line Items]
Loans Receivable Net	368,650	368,650
Acquisition loans
Loans [Line Items]
Loans Receivable Net	98,433	98,433
Working capital and other loans
Loans [Line Items]
Loans Receivable Net	56,168	57,458
Convertible loan
Loans [Line Items]
Loans Receivable Net	$ 3,352	$ 3,352

Debt - Summary of Debt Net of Discounts (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Long term debt	$ 900,133		$ 1,025,160
Revolving credit facility
Debt Instrument [Line Items]
Principal amount			125,000
Interest rate	Variable		Variable
2006 Senior Unsecured Notes
Debt Instrument [Line Items]
Principal amount	125,000		125,000
Interest rate	Various		Various
2011 Senior Unsecured Notes
Debt Instrument [Line Items]
Principal amount	450,000		450,000
Unsecured senior notes, interest rate	6.88%		6.88%
2012 Senior Unsecured Notes
Debt Instrument [Line Items]
Principal amount	200,000		200,000
Unsecured senior notes, interest rate	6.38%		6.38%
Exchangeable senior notes
Debt Instrument [Line Items]
Principal amount	11,000	[1]	11,000	[1]
Unamortized discount			(37)
Debt instrument, net	11,000		10,963
Unsecured senior notes, interest rate	9.25%	[1]	9.25%	[1]
Term loans
Debt Instrument [Line Items]
Debt instrument, net	$ 114,133		$ 114,197
Interest rate	Various		Various

[1]	The Exchangeable senior notes were paid in full on April 1, 2013.

Debt - Principal Payments Due for Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Debt Disclosure [Abstract]
2013	$ 11,185
2014	266
2015	283
2016	225,299
2017	320
Thereafter	662,780
Total	$ 900,133

Debt - Additional Information (Detail) (USD $)	3 Months Ended						3 Months Ended	1 Months Ended				3 Months Ended			3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2012	Mar. 31, 2013 Interest Rate Contract	Dec. 31, 2012 Interest Rate Contract	Jun. 30, 2010 Interest Rate Contract One	Oct. 31, 2011 Interest Rate Contract Two	Feb. 17, 2012 2012 Senior Unsecured Notes	Mar. 31, 2013 2012 Senior Unsecured Notes	Dec. 31, 2012 2012 Senior Unsecured Notes	Mar. 09, 2012 2012 Term Loan	Mar. 09, 2012 2012 Term Loan Revolving Credit Facility Minimum	Mar. 09, 2012 2012 Term Loan Revolving Credit Facility Maximum	Jun. 30, 2010 2006 Senior Unsecured Notes	Mar. 31, 2013 2006 Senior Unsecured Notes	Dec. 31, 2012 2006 Senior Unsecured Notes
Debt Instrument [Line Items]
Unsecured senior notes, value of offering									$ 200,000,000
Net proceeds, after underwriting discount									196,500,000
Paid off term loan												100,000,000
Debt instrument face amount										200,000,000	200,000,000	70,000,000				125,000,000	125,000,000
Credit facilities, amount outstanding													330,000,000	400,000,000
Portion of debt instrument face amount															65,000,000
Fair value of the interest rate swaps					11,700,000	12,500,000
Interest rate of interest rate derivative instrument							5.51%
Maturity date of interest rate swap							July 2016	October 2016
Interest rate swap, amount fixed								60,000,000
Interest rate of derivative instrument								5.68%
Other assets, collateral	$ 6,200,000			$ 6,600,000
Percentage of dividends which could be paid from adjusted operating funds	100.00%
Restricted percentage for dividend payment for next year		95.00%
Percentage of dividends which could be paid from operation funds		95.00%
Maximum percentage of total unencumbered assets		150.00%	150.00%

Common Stock/Partners' Capital - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			3 Months Ended				1 Months Ended	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2013 MPT Operating Partnership, L.P.	Mar. 31, 2012 MPT Operating Partnership, L.P.	Mar. 31, 2013 MPT Operating Partnership, L.P. Employee	Mar. 31, 2013 MPT Operating Partnership, L.P. Director	Feb. 07, 2012 Public Offering	Mar. 31, 2013 Public Offering
Class of Stock [Line Items]
Common stock, shares issued	149,141,000		136,335,000					23,575,000	12,650,000
Underwriters' purchase of shares to cover additional shares									1,650,000
Public offering price for common stock per share								$ 9.75	$ 14.25
Proceeds from issuance of common stock	$ 172,914	$ 220,193		$ 172,914	$ 220,193			$ 220,193	$ 172,914
Underwriters' purchase of shares to additional shares								3,075,000
Ownership interest in equity				99.80%
Number of other partners				3
Number of partners shared remaining ownership percentage						2	1
Units issued				12,650,000	23,575,000

Stock Awards - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved shares of common stock for awards under the Equity Incentive Plan	7,441,180
Common stock remaining for future stock awards	495,132
Performance-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share - based compensation ,shares issued	204,255	252,566
Stock awards vesting period in years	3 years
Time-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share - based compensation ,shares issued	240,425	275,464
Stock awards vesting period in years	3 years
Multi-Year Performance-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share - based compensation ,shares issued	550,000	649,793
Stock awards vesting period in years	3 years

Fair Value of Financial Instruments - Summary of Fair Value Information of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest and rent receivables	$ 49,838		$ 45,289
Loans	333,403	[1]	334,693	[1]
Debt, net	(900,133)		(1,025,160)
Estimate of Fair Value, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest and rent receivables	38,650		36,700
Loans	333,176	[1]	335,595	[1]
Debt, net	$ (960,354)		$ (1,082,333)

[1]	Excludes loans related to the Ernest Transaction since they are recorded at fair value and discussed below.

Fair Value of Financial Instruments - Equity Interest in Ernest and Related Loans Measured at Fair Value on Recurring Basis (Detail) (Fair Value Measurements, Recurring, USD $)
In Thousands, unless otherwise specified	Mar. 31, 2013
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Fair Value	$ 196,500
Cost	196,500
Mortgage loans | Mortgage Loans
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Fair Value	100,000
Cost	100,000
Acquisition Loan | Other loans
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Fair Value	93,200
Cost	93,200
Equity investments | Other assets
Financial Instruments Measured At Fair Value On Recurring Basis [Line Items]
Fair Value	3,300
Cost	$ 3,300

Fair Value of Financial Instruments - Additional Information (Detail)	3 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Adjustment for marketability discount	40.00%

Fair Value of Financial Instruments - Summary Showing Sensitivity Analysis by Using Basis Point Variations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
+100 basis points
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated Increase (Decrease)In Fair Value Of Financial instrument	$ (235)
- 100 basis points
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated Increase (Decrease)In Fair Value Of Financial instrument	$ 235

Discontinued Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	1 Months Ended		3 Months Ended		1 Months Ended
	Sep. 30, 2012 Property	Dec. 27, 2012 Huntington	Aug. 21, 2012 Denham Springs	Sep. 30, 2012 Thornton	Dec. 31, 2012 New Bedford	Jun. 15, 2012 HealthSouth Rehabilitation Hospital of Fayetteville
Significant Acquisitions and Disposals [Line Items]
Sale of real estate		$ 12.5	$ 5.2	$ 42		$ 16
Gain (Loss) on sale of real estate		1.9	0.3	8.4	7.2	1.4
Wrote-off rent receivables		$ 0.7		$ 1.6	$ 4.1
Number of properties sold	2

Discontinued Operations - Discontinued Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Discontinued Operations And Disposal Groups [Abstract]
Revenues		$ 2,245
Income (loss)	$ (2)	$ 1,687
Earnings per share/unit - diluted		$ 0.01

Earnings Per Share - Calculation of Earnings Per Share (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Earnings Per Share [Abstract]
Income from continuing operations	$ 26,212	$ 8,919
Non-controlling interests' share in continuing operations	(54)	(42)
Participating securities' share in earnings	(193)	(252)
Income from continuing operations, less participating securities' share in earnings	25,965	8,625
Income (loss) from discontinued operations attributable to MPT common stockholders	(2)	1,687
Net income, less participating securities' share in earnings	25,963	10,312
Basic weighted-average common shares/ units	140,347	124,906
Dilutive potential common shares/units	1,179
Dilutive weighted-average common shares/units	141,526	124,906
MPT Operating Partnership, L.P.
Earnings Per Share [Abstract]
Income from continuing operations	26,212	8,919
Non-controlling interests' share in continuing operations	(54)	(42)
Participating securities' share in earnings	(193)	(252)
Income from continuing operations, less participating securities' share in earnings	25,965	8,625
Income (loss) from discontinued operations attributable to MPT common stockholders	(2)	1,687
Net income, less participating securities' share in earnings	$ 25,963	$ 10,312
Basic weighted-average common shares/ units	140,347	124,906
Dilutive potential common shares/units	1,179
Dilutive weighted-average common shares/units	141,526	124,906

Earnings Per Share - Additional Information (Detail) (Stock Options) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options excluded from earnings per share/unit	0.1

Subsequent Events - Additional Information (Detail) (Subsequent Event, USD $) In Millions, unless otherwise specified	1 Months Ended
Apr. 30, 2013
Subsequent Event
Subsequent Event [Line Items]
Total proceeds from sale of business	$ 18.5
Gain on sale of business	$ 2

Condensed Consolidating Financial Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Subsidiary Guarantors
Condensed Financial Statements, Captions [Line Items]
Change in total assets or liabilities	$ 983.8	$ 1,010.4	$ 888.9
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Change in total assets or liabilities	$ 391.7	$ 390.9	$ 5.5

Condensed Consolidating Financial Information - Condensed Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Real estate assets
Land, buildings and improvements and intangible lease assets	$ 1,293,913	$ 1,280,715
Mortgage loans	368,650	368,650
Net investment in direct financing leases	315,639	314,412
Gross investment in real estate assets	1,978,202	1,963,777
Accumulated depreciation and amortization	(135,380)	(126,734)
Net investment in real estate assets	1,842,822	1,837,043
Cash and cash equivalents	75,675	37,311	126,500	102,726
Interest and rent receivables	49,838	45,289
Straight-line rent receivables	38,561	35,860
Other loans	157,953	159,243
Other assets	62,347	64,140
Total Assets	2,227,196	2,178,886
Liabilities
Debt, net	900,133	1,025,160
Accounts payable and accrued expenses	65,621	65,961
Deferred revenue	19,384	20,609
Lease deposits and other obligations to tenants	20,487	17,342
Total liabilities	1,005,625	1,129,072
Total equity	1,221,571	1,049,814
Total Liabilities and Capital	2,227,196	2,178,886
Parent
Real estate assets
Net intercompany receivable	29,881	27,393
Investment in subsidiaries	1,221,960	1,050,204
Total Assets	1,251,841	1,077,597
Liabilities
Accounts payable and accrued expenses	30,270	27,783
Total liabilities	30,270	27,783
Total equity	1,221,571	1,049,814
Total Liabilities and Capital	1,251,841	1,077,597
Subsidiary Issuers
Real estate assets
Land, buildings and improvements and intangible lease assets	42	28
Gross investment in real estate assets	42	28
Net investment in real estate assets	42	28
Cash and cash equivalents	73,827	35,483	124,850	101,230
Interest and rent receivables	316	212
Other loans	178	177
Net intercompany receivable	1,345,609	1,373,941
Investment in subsidiaries	689,785	647,029
Other assets	29,764	31,097
Total Assets	2,139,521	2,087,967
Liabilities
Debt, net	886,000	1,010,962
Accounts payable and accrued expenses	31,578	26,658
Deferred revenue	(17)	143
Total liabilities	917,561	1,037,763
Total equity	1,221,960	1,050,204
Total Liabilities and Capital	2,139,521	2,087,967
Subsidiary Guarantors
Real estate assets
Land, buildings and improvements and intangible lease assets	1,227,925	1,214,740
Mortgage loans	268,650	268,650
Net investment in direct financing leases	110,529	110,155
Gross investment in real estate assets	1,607,104	1,593,545
Accumulated depreciation and amortization	(128,504)	(120,282)
Net investment in real estate assets	1,478,600	1,473,263
Cash and cash equivalents	1,566	1,565	1,564	1,409
Interest and rent receivables	29,825	29,315
Straight-line rent receivables	31,640	29,314
Investment in subsidiaries	42,743	42,666
Other assets	3,033	1,522
Total Assets	1,587,407	1,577,645
Liabilities
Accounts payable and accrued expenses	3,400	10,492
Net intercompany payable	983,802	1,010,400
Deferred revenue	18,800	19,643
Lease deposits and other obligations to tenants	18,979	16,607
Total liabilities	41,179	46,742
Total equity	562,426	520,503
Total Liabilities and Capital	1,587,407	567,245
Non-Guarantor Subsidiaries
Real estate assets
Land, buildings and improvements and intangible lease assets	65,946	65,947
Mortgage loans	100,000	100,000
Net investment in direct financing leases	205,110	204,257
Gross investment in real estate assets	371,056	370,204
Accumulated depreciation and amortization	(6,876)	(6,452)
Net investment in real estate assets	364,180	363,752
Cash and cash equivalents	282	263	86	87
Interest and rent receivables	19,697	15,762
Straight-line rent receivables	6,921	6,546
Other loans	157,775	159,066
Other assets	29,550	31,521
Total Assets	578,405	576,910
Liabilities
Debt, net	14,134	14,198
Accounts payable and accrued expenses	372	1,028
Net intercompany payable	391,688	390,934
Deferred revenue	601	823
Lease deposits and other obligations to tenants	1,508	735
Total liabilities	408,303	16,784
Total equity	170,102	169,192
Total Liabilities and Capital	578,405	576,910
Eliminations
Real estate assets
Net intercompany receivable	(1,375,490)	(1,401,334)
Investment in subsidiaries	(1,954,488)	(1,739,899)
Total Assets	(3,329,978)	(3,141,233)
Liabilities
Net intercompany payable	(1,375,490)	(1,401,334)
Total liabilities	(1,375,490)	1,401,334
Total equity	(1,954,488)	(1,739,899)
Total Liabilities and Capital	$ (3,329,978)	$ 3,141,233

Condensed Consolidating Financial Information - Condensed Consolidated Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenues
Rent billed	$ 32,306	$ 30,152
Straight-line rent	2,661	1,359
Income from direct financing leases	8,756	1,835
Interest and fee income	14,717	7,921
Total revenues	58,440	41,267
Expenses
Real estate depreciation and amortization	8,647	8,293
Property-related	415	227
General and administrative	7,818	7,592
Acquisition expenses	191	3,425
Total operating expenses	17,071	19,537
Operating income	41,369	21,730
Other income (expense)
Other income (expense)	(225)	(15)
Earning from equity and other interests	492
Interest income (expense)	(15,424)	(12,796)
Net other expense	(15,157)	(12,811)
Income (loss) from continuing operations	26,212	8,919
Income (loss) from discontinued operations	(2)	1,687
Net income	26,210	10,606
Net income (loss) attributable to non-controlling interests	(54)	(42)
Net income attributable to MPT common stockholders	26,156	10,564
Parent
Other income (expense)
Equity in earnings of consolidated subsidiaries net of income taxes	26,210	10,606
Net income	26,210	10,606
Net income (loss) attributable to non-controlling interests	(54)	(42)
Net income attributable to MPT common stockholders	26,156	10,564
Subsidiary Issuers
Revenues
Interest and fee income	5,057	2,944
Total revenues	5,057	2,944
Expenses
Property-related	172	131
General and administrative	6,744	6,962
Acquisition expenses	191	3,425
Total operating expenses	7,107	10,518
Operating income	(2,050)	(7,574)
Other income (expense)
Other income (expense)	(22)	(14)
Interest income (expense)	(15,517)	(12,788)
Net other expense	(15,539)	(12,802)
Income (loss) from continuing operations	(17,589)	(20,376)
Equity in earnings of consolidated subsidiaries net of income taxes	43,799	30,982
Net income	26,210	10,606
Net income (loss) attributable to non-controlling interests	(54)	(42)
Net income attributable to MPT common stockholders	26,156	10,564
Subsidiary Guarantors
Revenues
Rent billed	30,436	28,480
Straight-line rent	2,287	990
Income from direct financing leases	8,204	1,653
Interest and fee income	9,218	5,194
Total revenues	50,145	36,317
Expenses
Real estate depreciation and amortization	8,222	7,868
Property-related	196	98
Total operating expenses	8,418	7,966
Operating income	41,727	28,351
Other income (expense)
Other income (expense)	1
Interest income (expense)	310	224
Net other expense	311	224
Income (loss) from continuing operations	42,038	28,575
Income (loss) from discontinued operations	(4)	(115)
Equity in earnings of consolidated subsidiaries net of income taxes	1,121	1,121
Net income	43,155	29,581
Net income attributable to MPT common stockholders	43,155	29,581
Non-Guarantor Subsidiaries
Revenues
Rent billed	4,505	4,132
Straight-line rent	374	369
Income from direct financing leases	5,485	1,835
Interest and fee income	7,531	3,406
Total revenues	17,895	9,742
Expenses
Real estate depreciation and amortization	425	425
Property-related	7,616	4,112
General and administrative	1,074	630
Total operating expenses	9,115	5,167
Operating income	8,780	4,575
Other income (expense)
Other income (expense)	(204)	(1)
Earning from equity and other interests	492
Interest income (expense)	(7,305)	(3,854)
Net other expense	(7,017)	(3,855)
Income (loss) from continuing operations	1,763	720
Income (loss) from discontinued operations	2	1,802
Net income	1,765	2,522
Net income attributable to MPT common stockholders	1,765	2,522
Eliminations
Revenues
Rent billed	(2,635)	(2,460)
Income from direct financing leases	(4,933)	(1,653)
Interest and fee income	(7,089)	(3,623)
Total revenues	(14,657)	(7,736)
Expenses
Property-related	(7,569)	(4,114)
Total operating expenses	(7,569)	(4,114)
Operating income	(7,088)	(3,622)
Other income (expense)
Interest income (expense)	7,088	3,622
Net other expense	7,088	3,622
Equity in earnings of consolidated subsidiaries net of income taxes	(71,130)	(42,709)
Net income	(71,130)	(42,709)
Net income (loss) attributable to non-controlling interests	54	42
Net income attributable to MPT common stockholders	$ (71,076)	$ (42,667)

Condensed Consolidated Statements of Comprehensive Income - Condensed Consolidated Statements of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Comprehensive Income (Loss) [Line Items]
Net income	$ 26,210	$ 10,606
Other comprehensive income:
Unrealized gain on interest rate swap	827	499
Total comprehensive income	27,037	11,105
Comprehensive income attributable to non-controlling interests	(54)	(42)
Comprehensive income attributable to MPT common stockholders	26,983	11,063
Parent
Comprehensive Income (Loss) [Line Items]
Net income	26,210	10,606
Other comprehensive income:
Unrealized gain on interest rate swap	827	499
Total comprehensive income	27,037	11,105
Comprehensive income attributable to non-controlling interests	(54)	(42)
Comprehensive income attributable to MPT common stockholders	26,983	11,063
Subsidiary Issuers
Comprehensive Income (Loss) [Line Items]
Net income	26,210	10,606
Other comprehensive income:
Unrealized gain on interest rate swap	827	499
Total comprehensive income	27,037	11,105
Comprehensive income attributable to non-controlling interests	(54)	(42)
Comprehensive income attributable to MPT common stockholders	26,983	11,063
Subsidiary Guarantors
Comprehensive Income (Loss) [Line Items]
Net income	43,155	29,581
Other comprehensive income:
Total comprehensive income	43,155	29,581
Comprehensive income attributable to MPT common stockholders	43,155	29,581
Non-Guarantor Subsidiaries
Comprehensive Income (Loss) [Line Items]
Net income	1,765	2,522
Other comprehensive income:
Total comprehensive income	1,765	2,522
Comprehensive income attributable to MPT common stockholders	1,765	2,522
Eliminations
Comprehensive Income (Loss) [Line Items]
Net income	(71,130)	(42,709)
Other comprehensive income:
Unrealized gain on interest rate swap	(827)	(499)
Total comprehensive income	(71,957)	(43,208)
Comprehensive income attributable to non-controlling interests	54	42
Comprehensive income attributable to MPT common stockholders	$ (71,903)	$ (43,166)

Condensed Consolidating Financial Information - Condensed Consolidated Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Operating Activities
Net cash provided by (used in) operating activities	$ 27,051	$ 23,352
Investing Activities
Cash paid for acquisition and other related investments		(396,500)
Principal received on loans receivable	2,090	1,184
Investments in loans receivable	(800)
Construction in progress and other	(13,526)	(6,093)
Net cash provided by (used in) investing activities	(12,236)	(401,409)
Financing activities
Revolving credit facilities, net	(125,000)	(89,600)
Additions to term debt		300,000
Payments of term debt	(64)	(58)
Distributions paid	(27,786)	(22,412)
Proceeds from sale of common shares/units, net of offering costs	172,914	220,193
Lease deposits and other obligations to tenants	3,549	(110)
Debt issuance costs paid and other financing activities	(64)	(6,182)
Net cash provided by financing activities	23,549	401,831
Increase in cash and cash equivalents for period	38,364	23,774
Cash and cash equivalents at beginning of period	37,311	102,726
Cash and cash equivalents at end of period	75,675	126,500
Parent
Operating Activities
Net cash provided by (used in) operating activities	213	395
Investing Activities
Investments in and advances to subsidiaries	(145,408)	(198,243)
Net cash provided by (used in) investing activities	(145,408)	(198,243)
Financing activities
Distributions paid	(27,719)	(22,345)
Proceeds from sale of common shares/units, net of offering costs	172,914	220,193
Net cash provided by financing activities	145,195	197,848
Subsidiary Issuers
Operating Activities
Net cash provided by (used in) operating activities	(9,099)	(11,062)
Investing Activities
Investments in and advances to subsidiaries	27,048	(406,447)
Construction in progress and other	331	(490)
Net cash provided by (used in) investing activities	27,379	(406,937)
Financing activities
Revolving credit facilities, net	(125,000)	(50,000)
Additions to term debt		300,000
Distributions paid	(27,786)	(22,412)
Proceeds from sale of common shares/units, net of offering costs	172,914	220,193
Debt issuance costs paid and other financing activities	(64)	(6,162)
Net cash provided by financing activities	20,064	441,619
Increase in cash and cash equivalents for period	38,344	23,620
Cash and cash equivalents at beginning of period	35,483	101,230
Cash and cash equivalents at end of period	73,827	124,850
Subsidiary Guarantors
Operating Activities
Net cash provided by (used in) operating activities	37,282	33,049
Investing Activities
Cash paid for acquisition and other related investments		(200,000)
Investments in and advances to subsidiaries	(26,789)	213,489
Construction in progress and other	(13,268)	(6,590)
Net cash provided by (used in) investing activities	(40,057)	6,899
Financing activities
Revolving credit facilities, net		(39,600)
Lease deposits and other obligations to tenants	2,776	(193)
Net cash provided by financing activities	2,776	(39,793)
Increase in cash and cash equivalents for period	1	155
Cash and cash equivalents at beginning of period	1,565	1,409
Cash and cash equivalents at end of period	1,566	1,564
Non-Guarantor Subsidiaries
Operating Activities
Net cash provided by (used in) operating activities	(1,345)	970
Investing Activities
Cash paid for acquisition and other related investments		(196,500)
Principal received on loans receivable	2,090	1,184
Investments in and advances to subsidiaries	(46)	193,353
Investments in loans receivable	(800)
Construction in progress and other	(589)	987
Net cash provided by (used in) investing activities	655	(976)
Financing activities
Payments of term debt	(64)	(58)
Lease deposits and other obligations to tenants	773	83
Debt issuance costs paid and other financing activities		(20)
Net cash provided by financing activities	709	5
Increase in cash and cash equivalents for period	19	(1)
Cash and cash equivalents at beginning of period	263	87
Cash and cash equivalents at end of period	282	86
Eliminations
Investing Activities
Investments in and advances to subsidiaries	145,195	197,848
Net cash provided by (used in) investing activities	145,195	197,848
Financing activities
Distributions paid	27,719	22,345
Proceeds from sale of common shares/units, net of offering costs	(172,914)	(220,193)
Net cash provided by financing activities	$ (145,195)	$ (197,848)